UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21598

Putnam Target Date Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Retirement Advantage Maturity Fund
Class A [POMGX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$17	0.33%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSA-0426

Putnam Retirement Advantage Maturity Fund
Class C [PLFGX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$55	1.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSC-0426

Putnam Retirement Advantage Maturity Fund
Class R [PAKYX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$37	0.72%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSR-0426

Putnam Retirement Advantage Maturity Fund
Class R3 [PAHMX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$23	0.45%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSR3-0426

Putnam Retirement Advantage Maturity Fund
Class R4 [PAHNX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$12	0.23%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSR4-0426

Putnam Retirement Advantage Maturity Fund
Class R5 [PAHOX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$4	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSR5-0426

Putnam Retirement Advantage Maturity Fund
Class R6 [PADLX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(1)	-0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSR6-0426

Putnam Retirement Advantage Maturity Fund
Class Y [PAETX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage Maturity Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$4	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$44,771,116
Total Number of Portfolio Holdings	2
Portfolio Turnover Rate	8%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage Maturity Fund	PAGE 1	39361-STSY-0426

Putnam Retirement Advantage 2030 Fund
Class A [PDLTX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$14	0.27%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSA-0426

Putnam Retirement Advantage 2030 Fund
Class C [PDLKX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$52	1.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSC-0426

Putnam Retirement Advantage 2030 Fund
Class R [PDKAX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$34	0.66%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSR-0426

Putnam Retirement Advantage 2030 Fund
Class R3 [PAFOX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$21	0.41%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSR3-0426

Putnam Retirement Advantage 2030 Fund
Class R4 [PAFQX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$8	0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSR4-0426

Putnam Retirement Advantage 2030 Fund
Class R5 [PAFVX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$1	0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSR5-0426

Putnam Retirement Advantage 2030 Fund
Class R6 [PDIZX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(4)	-0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSR6-0426

Putnam Retirement Advantage 2030 Fund
Class Y [PDGKX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2030 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$1	0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$46,994,801
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	20%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2030 Fund	PAGE 1	39354-STSY-0426

Putnam Retirement Advantage 2035 Fund
Class A [PDFLX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$14	0.28%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSA-0426

Putnam Retirement Advantage 2035 Fund
Class C [PDAWX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSC-0426

Putnam Retirement Advantage 2035 Fund
Class R [PDAKX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$35	0.68%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSR-0426

Putnam Retirement Advantage 2035 Fund
Class R3 [PAFWX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$22	0.43%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSR3-0426

Putnam Retirement Advantage 2035 Fund
Class R4 [PAFUX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$9	0.17%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSR4-0426

Putnam Retirement Advantage 2035 Fund
Class R5 [PAFYX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSR5-0426

Putnam Retirement Advantage 2035 Fund
Class R6 [PCDLX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(4)	-0.07%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSR6-0426

Putnam Retirement Advantage 2035 Fund
Class Y [POWYX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2035 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$2	0.03%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$52,979,950
Total Number of Portfolio Holdings	4
Portfolio Turnover Rate	12%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2035 Fund	PAGE 1	39355-STSY-0426

Putnam Retirement Advantage 2040 Fund
Class A [PCCLX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$12	0.24%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSA-0426

Putnam Retirement Advantage 2040 Fund
Class C [PBBZX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$50	0.98%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSC-0426

Putnam Retirement Advantage 2040 Fund
Class R [PBAOX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$33	0.64%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSR-0426

Putnam Retirement Advantage 2040 Fund
Class R3 [PAGKX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$20	0.38%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSR3-0426

Putnam Retirement Advantage 2040 Fund
Class R4 [PAGJX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$7	0.14%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSR4-0426

Putnam Retirement Advantage 2040 Fund
Class R5 [PAGOX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(1)	-0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSR5-0426

Putnam Retirement Advantage 2040 Fund
Class R6 [PBAMX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(6)	-0.12%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSR6-0426

Putnam Retirement Advantage 2040 Fund
Class Y [PALZX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2040 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(1)	-0.02%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$45,033,603
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2040 Fund	PAGE 1	39356-STSY-0426

Putnam Retirement Advantage 2045 Fund
Class A [PALGX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSA-0426

Putnam Retirement Advantage 2045 Fund
Class C [PAFPX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.95%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSC-0426

Putnam Retirement Advantage 2045 Fund
Class R [PAFZX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.59%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSR-0426

Putnam Retirement Advantage 2045 Fund
Class R3 [PAGQX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.35%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSR3-0426

Putnam Retirement Advantage 2045 Fund
Class R4 [PAGUX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSR4-0426

Putnam Retirement Advantage 2045 Fund
Class R5 [PAGWX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSR5-0426

Putnam Retirement Advantage 2045 Fund
Class R6 [PAFMX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSR6-0426

Putnam Retirement Advantage 2045 Fund
Class Y [PAFJX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2045 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$32,323,024
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2045 Fund	PAGE 1	39357-STSY-0426

Putnam Retirement Advantage 2050 Fund
Class A [PAEZX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSA-0426

Putnam Retirement Advantage 2050 Fund
Class C [PAENX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.94%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSC-0426

Putnam Retirement Advantage 2050 Fund
Class R [PAEQX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$30	0.58%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSR-0426

Putnam Retirement Advantage 2050 Fund
Class R3 [PAGZX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$17	0.33%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSR3-0426

Putnam Retirement Advantage 2050 Fund
Class R4 [PAHAX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSR4-0426

Putnam Retirement Advantage 2050 Fund
Class R5 [PAHDX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSR5-0426

Putnam Retirement Advantage 2050 Fund
Class R6 [PAEKX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSR6-0426

Putnam Retirement Advantage 2050 Fund
Class Y [PHPDX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2050 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$31,256,992
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2050 Fund	PAGE 1	39358-STSY-0426

Putnam Retirement Advantage 2055 Fund
Class A [PADYX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.19%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSA-0426

Putnam Retirement Advantage 2055 Fund
Class C [PACWX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$48	0.93%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSC-0426

Putnam Retirement Advantage 2055 Fund
Class R [PACSX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$30	0.58%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSR-0426

Putnam Retirement Advantage 2055 Fund
Class R3 [PAHEX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.34%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSR3-0426

Putnam Retirement Advantage 2055 Fund
Class R4 [PAHFX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$4	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSR4-0426

Putnam Retirement Advantage 2055 Fund
Class R5 [PAHGX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSR5-0426

Putnam Retirement Advantage 2055 Fund
Class R6 [PACJX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSR6-0426

Putnam Retirement Advantage 2055 Fund
Class Y [PAAWX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2055 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$22,842,432
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	7%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2055 Fund	PAGE 1	39359-STSY-0426

Putnam Retirement Advantage 2060 Fund
Class A [PAAVX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSA-0426

Putnam Retirement Advantage 2060 Fund
Class C [PAAPX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.95%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSC-0426

Putnam Retirement Advantage 2060 Fund
Class R [PAAMX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.59%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSR-0426

Putnam Retirement Advantage 2060 Fund
Class R3 [PAHJX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.35%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSR3-0426

Putnam Retirement Advantage 2060 Fund
Class R4 [PAHKX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$4	0.08%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSR4-0426

Putnam Retirement Advantage 2060 Fund
Class R5 [PAHLX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.06%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSR5-0426

Putnam Retirement Advantage 2060 Fund
Class R6 [PAAKX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.16%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSR6-0426

Putnam Retirement Advantage 2060 Fund
Class Y [PAKJX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2060 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$17,225,525
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2060 Fund	PAGE 1	39360-STSY-0426

Putnam Retirement Advantage 2065 Fund
Class A [PCJZX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSA-0426

Putnam Retirement Advantage 2065 Fund
Class C [PCKBX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.95%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSC-0426

Putnam Retirement Advantage 2065 Fund
Class R [PCKFX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.60%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSR-0426

Putnam Retirement Advantage 2065 Fund
Class R3 [PCKGX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.35%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSR3-0426

Putnam Retirement Advantage 2065 Fund
Class R4 [PCKHX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.10%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSR4-0426

Putnam Retirement Advantage 2065 Fund
Class R5 [PCKIX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSR5-0426

Putnam Retirement Advantage 2065 Fund
Class R6 [PCKJX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSR6-0426

Putnam Retirement Advantage 2065 Fund
Class Y [PCKEX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2065 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$4,269,352
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	24%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2065 Fund	PAGE 1	39413-STSY-0426

Putnam Retirement Advantage 2070 Fund
Class A [PAJFX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$10	0.20%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520-STSA-0426

Putnam Retirement Advantage 2070 Fund
Class C [PAJHX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$49	0.95%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520-STSC-0426

Putnam Retirement Advantage 2070 Fund
Class R [PAJIX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$31	0.60%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520-STSR-0426

Putnam Retirement Advantage 2070 Fund
Class R3 [PAJJX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$18	0.35%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520-STSR3-0426

Putnam Retirement Advantage 2070 Fund
Class R4 [PAJKX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$5	0.09%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520-STSR4-0426

Putnam Retirement Advantage 2070 Fund
Class R5 [PAJLX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$(3)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520-STSR5-0426

Putnam Retirement Advantage 2070 Fund
Class R6 [PAJMX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(8)	-0.15%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520-STSR6-0426

Putnam Retirement Advantage 2070 Fund
Class Y [PAJNX]
Semi-Annual Shareholder Report | February 28, 2026

This semi-annual shareholder report contains important information about Putnam Retirement Advantage 2070 Fund for the period September 1, 2025, to February 28, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$(3)	-0.05%
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.
†	Annualized.
1	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of February 28, 2026)

Total Net Assets	$1,441,247
Total Number of Portfolio Holdings	3
Portfolio Turnover Rate	4%
WHAT DID THE FUND INVEST IN? (as of February 28, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Retirement Advantage 2070 Fund	PAGE 1	47520-STSY-0426

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam Target Date
Funds
Financial Statements and Other Important Information
Semi-Annual | February 28, 2026
Putnam Retirement Advantage Maturity Fund
Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2055 Fund
Putnam Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage 2070 Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedules of Investments 2
Financial Statements 92
Notes to Financial Statements 106
Changes In and Disagreements with Accountants 130
Results of Meeting(s) of Shareholders 130
Remuneration Paid to Directors, Officers and Others 130
Board Approval of Management and Subadvisory Agreements 130

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.84 $10.62 $9.63 $9.50 $11.26 $10.49
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ 0.20 0.47 0.38 0.14 0.03 (0.01)
Net realized and unrealized gains (losses) 0.48 0.21 1.00 0.22 (1.31) 0.95
Total from investment operations ........ 0.68 0.68 1.38 0.36 (1.28) 0.94
Less distributions from:
Net investment income .............. (0.22) (0.46) (0.38) (0.14) (0.32) (0.16)
Net realized gains ................. (0.08) — (0.01) (0.09) (0.16) (0.01)
Total distributions ................... (0.30) (0.46) (0.39) (0.23) (0.48) (0.17)
Net asset value, end of period .......... $11.22 $10.84 $10.62 $9.63 $9.50 $11.26
Total return
d
....................... 6.35% 6.62% 14.72% 3.83% (11.91)% 9.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.38% 2.24% 1.51% 1.63% 1.61% 2.46%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.33% 0.42% 0.41% 0.41% 0.57% 0.60%
Net investment income (loss)
c
.......... 3.58% 4.44% 3.75% 1.51% 0.25% (0.06)%
Supplemental data
Net assets, end of period (000’s) ........ $6,080 $6,008 $718 $640 $441 $565
Portfolio turnover rate ................ 8% 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.66 $10.44 $9.47 $9.37 $11.19 $10.49
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ 0.15 0.39 0.30 0.06 (0.06) 0.05
Net realized and unrealized gains (losses) 0.47 0.21 0.99 0.22 (1.29) 0.81
Total from investment operations ........ 0.62 0.60 1.29 0.28 (1.35) 0.86
Less distributions from:
Net investment income .............. (0.18) (0.38) (0.31) (0.09) (0.31) (0.15)
Net realized gains ................. (0.08) — (0.01) (0.09) (0.16) (0.01)
Total distributions ................... (0.26) (0.38) (0.32) (0.18) (0.47) (0.16)
Net asset value, end of period .......... $11.02 $10.66 $10.44 $9.47 $9.37 $11.19
Total return
d
....................... 5.88% 5.88% 13.90% 3.06% (12.59)% 8.25%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.08% 3.00% 2.26% 2.38% 2.36% 3.21%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.07% 1.18% 1.16% 1.16% 1.32% 1.35%
Net investment income (loss)
c
.......... 2.76% 3.67% 3.00% 0.63% (0.56)% 0.49%
Supplemental data
Net assets, end of period (000’s) ........ $12 $34 $11 $10 $9 $11
Portfolio turnover rate ................ 8% 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.74 $10.52 $9.54 $9.43 $11.22 $10.49
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ 0.17 0.42 0.33 0.09 (0.02) 0.09
Net realized and unrealized gains (losses) 0.48 0.22 1.00 0.23 (1.29) 0.81
Total from investment operations ........ 0.65 0.64 1.33 0.32 (1.31) 0.90
Less distributions from:
Net investment income .............. (0.20) (0.42) (0.34) (0.12) (0.32) (0.16)
Net realized gains ................. (0.08) — (0.01) (0.09) (0.16) (0.01)
Total distributions ................... (0.28) (0.42) (0.35) (0.21) (0.48) (0.17)
Net asset value, end of period .......... $11.11 $10.74 $10.52 $9.54 $9.43 $11.22
Total return
d
....................... 6.11% 6.22% 14.32% 3.37% (12.26)% 8.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.76% 2.64% 1.91% 2.03% 2.01% 2.86%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.72% 0.82% 0.81% 0.81% 0.97% 1.00%
Net investment income (loss)
c
.......... 3.21% 4.03% 3.35% 0.98% (0.21)% 0.84%
Supplemental data
Net assets, end of period (000’s) ........ $12 $13 $11 $10 $10 $11
Portfolio turnover rate ................ 8% 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.80 $10.58 $9.59 $9.47 $11.24 $10.49
Income from investment operations
a
:
Net investment income
b ,c
............ 0.22 0.45 0.36 0.12 —
d
0.12
Net realized and unrealized gains (losses) 0.45 0.21 1.01 0.22 (1.29) 0.80
Total from investment operations ........ 0.67 0.66 1.37 0.34 (1.29) 0.92
Less distributions from:
Net investment income .............. (0.21) (0.44) (0.37) (0.13) (0.32) (0.16)
Net realized gains ................. (0.08) — (0.01) (0.09) (0.16) (0.01)
Total distributions ................... (0.29) (0.44) (0.38) (0.22) (0.48) (0.17)
Net asset value, end of period .......... $11.18 $10.80 $10.58 $9.59 $9.47 $11.24
Total return
e
....................... 6.27% 6.47% 14.63% 3.63% (12.03)% 8.84%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.46% 2.39% 1.66% 1.78% 1.76% 2.61%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.45% 0.57% 0.56% 0.56% 0.72% 0.75%
Net investment income
c
............... 3.95% 4.29% 3.60% 1.23% 0.04% 1.09%
Supplemental data
Net assets, end of period (000’s) ........ $12 $11 $11 $10 $10 $11
Portfolio turnover rate ................ 8% 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.86 $10.64 $9.64 $9.51 $11.26 $10.49
Income from investment operations
a
:
Net investment income
b ,c
............ 0.21 0.48 0.37 0.15 0.02 0.14
Net realized and unrealized gains (losses) 0.48 0.21 1.03 0.22 (1.29) 0.80
Total from investment operations ........ 0.69 0.69 1.40 0.37 (1.27) 0.94
Less distributions from:
Net investment income .............. (0.23) (0.47) (0.39) (0.15) (0.32) (0.16)
Net realized gains ................. (0.08) — (0.01) (0.09) (0.16) (0.01)
Total distributions ................... (0.31) (0.47) (0.40) (0.24) (0.48) (0.17)
Net asset value, end of period .......... $11.24 $10.86 $10.64 $9.64 $9.51 $11.26
Total return
d
....................... 6.40% 6.70% 14.92% 3.94% (11.81)% 9.08%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.31% 2.14% 1.41% 1.53% 1.51% 2.36%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.23% 0.32% 0.31% 0.31% 0.47% 0.50%
Net investment income
c
............... 3.88% 4.54% 3.72% 1.55% 0.18% 1.34%
Supplemental data
Net assets, end of period (000’s) ........ $30 $15 $14 $29 $22 $11
Portfolio turnover rate ................ 8% 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.90 $10.67 $9.67 $9.53 $11.28 $10.49
Income from investment operations
a
:
Net investment income
b,c
............ 0.21 0.50 0.40 0.15 0.05 0.16
Net realized and unrealized gains (losses) 0.47 0.21 1.02 0.24 (1.32) 0.81
Total from investment operations ........ 0.68 0.71 1.42 0.39 (1.27) 0.97
Less distributions from:
Net investment income .............. (0.23) (0.48) (0.41) (0.16) (0.32) (0.17)
Net realized gains ................. (0.08) — (0.01) (0.09) (0.16) (0.01)
Total distributions ................... (0.31) (0.48) (0.42) (0.25) (0.48) (0.18)
Net asset value, end of period .......... $11.27 $10.90 $10.67 $9.67 $9.53 $11.28
Total return
d
....................... 6.35% 6.91% 15.04% 4.14% (11.77)% 9.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.13% 1.99% 1.26% 1.38% 1.36% 2.21%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.08% 0.17% 0.16% 0.16% 0.32% 0.35%
Net investment income
c
............... 3.85% 4.68% 4.00% 1.63% 0.44% 1.49%
Supplemental data
Net assets, end of period (000’s) ........ $12 $12 $11 $10 $10 $11
Portfolio turnover rate ................ 8% 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.93 $10.69 $9.69 $9.56 $11.29 $10.49
Income from investment operations
a
:
Net investment income
b,c
............ 0.22 0.51 0.41 0.16 0.06 0.20
Net realized and unrealized gains (losses) 0.48 0.23 1.02 0.23 (1.31) 0.78
Total from investment operations ........ 0.70 0.74 1.43 0.39 (1.25) 0.98
Less distributions from:
Net investment income .............. (0.24) (0.50) (0.42) (0.17) (0.32) (0.17)
Net realized gains ................. (0.08) — (0.01) (0.09) (0.16) (0.01)
Total distributions ................... (0.32) (0.50) (0.43) (0.26) (0.48) (0.18)
Net asset value, end of period .......... $11.31 $10.93 $10.69 $9.69 $9.56 $11.29
Total return
d
....................... 6.48% 7.10% 15.14% 4.12% (11.57)% 9.42%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.04% 1.89% 1.16% 1.28% 1.26% 2.11%
Expenses net of waiver and payments by
affiliates
f
.......................... (0.02)% 0.07% 0.06% 0.06% 0.22% 0.25%
Net investment income
c
............... 3.95% 4.78% 4.10% 1.73% 0.58% 1.86%
Supplemental data
Net assets, end of period (000’s) ........ $38,526 $34,882 $15,790 $11,980 $12,192 $11,041
Portfolio turnover rate ................ 8% 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage Maturity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.90 $10.67 $9.67 $9.53 $11.28 $10.49
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.50 0.40 0.16 0.05 0.16
Net realized and unrealized gains (losses) 0.46 0.21 1.02 0.23 (1.32) 0.81
Total from investment operations ........ 0.69 0.71 1.42 0.39 (1.27) 0.97
Less distributions from:
Net investment income .............. (0.23) (0.48) (0.41) (0.16) (0.32) (0.17)
Net realized gains ................. (0.08) — (0.01) (0.09) (0.16) (0.01)
Total distributions ................... (0.31) (0.48) (0.42) (0.25) (0.48) (0.18)
Net asset value, end of period .......... $11.28 $10.90 $10.67 $9.67 $9.53 $11.28
Total return
d
....................... 6.45% 6.90% 15.04% 4.14% (11.77)% 9.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.99% 1.26% 1.38% 1.36% 2.21%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.08% 0.17% 0.16% 0.16% 0.32% 0.35%
Net investment income
c
............... 4.08% 4.68% 4.00% 1.63% 0.43% 1.49%
Supplemental data
Net assets, end of period (000’s) ........ $87 $35 $27 $24 $22 $11
Portfolio turnover rate ................ 8% 58% 32% 33% 46% 41%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam Retirement Advantage Maturity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 94.2%
Domestic Hybrid 94.2%
a
Putnam Multi-Asset Income Fund , Class P ................................ 3,643,714 $ 42,194,210
Total Investments In Underlying Funds (Cost $ 39,326,016 ) .......................
42,194,210
a a a a
Short Term Investments 5.9%
a
Management Investment Companies 5.9%
a,b
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 2,658,955 2,658,955
Total Management Investment Companies (Cost $ 2,658,955 ) .....................
2,658,955
Total Short Term Investments (Cost $ 2,658,955 ) .................................
2,658,955
a
Total Investments (Cost $ 41,984,971 ) 100.1% ...................................
$44,853,165
Other Assets, less Liabilities (0.1) % ...........................................
(82,049)
Net Assets 100.0% ...........................................................
$44,771,116
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.15 $10.82 $9.43 $9.53 $12.29 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.20 0.40 0.26 0.18 0.11 0.10
Net realized and unrealized gains (losses) 0.45 0.41 1.43 0.38 (1.52) 1.77
Total from investment operations ........ 0.65 0.81 1.69 0.56 (1.41) 1.87
Less distributions from:
Net investment income .............. (0.58) (0.44) (0.22) (0.14) (0.57) (0.12)
Net realized gains ................. (0.22) (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ................... (0.80) (0.48) (0.30) (0.66) (1.35) (0.13)
Net asset value, end of period .......... $11.00 $11.15 $10.82 $9.43 $9.53 $12.29
Total return
d
....................... 5.97% 7.84% 18.22% 6.36% (12.89)% 17.86%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.07% 1.10% 1.45% 1.65% 1.64% 2.38%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.27% 0.27% 0.26% 0.25% 0.28% 0.28%
Net investment income
c
............... 3.57% 3.72% 2.58% 1.90% 1.07% 0.83%
Supplemental data
Net assets, end of period (000’s) ........ $5,680 $5,352 $1,834 $951 $513 $195
Portfolio turnover rate ................ 20% 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $10.97 $10.70 $9.34 $9.45 $12.23 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.15 0.31 0.19 0.10 0.05 0.02
Net realized and unrealized gains (losses) 0.44 0.42 1.41 0.39 (1.52) 1.76
Total from investment operations ........ 0.59 0.73 1.60 0.49 (1.47) 1.78
Less distributions from:
Net investment income .............. (0.13) (0.42) (0.16) (0.08) (0.53) (0.09)
Net realized gains ................. (0.22) (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ................... (0.35) (0.46) (0.24) (0.60) (1.31) (0.10)
Net asset value, end of period .......... $11.21 $10.97 $10.70 $9.34 $9.45 $12.23
Total return
d
....................... 5.53% 7.01% 17.34% 5.58% (13.50)% 16.99%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.81% 1.53% 2.20% 2.40% 2.39% 3.13%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.03% 1.03% 1.01% 1.00% 1.03% 1.03%
Net investment income
c
............... 2.63% 2.96% 1.91% 1.11% 0.49% 0.16%
Supplemental data
Net assets, end of period (000’s) ........ $37 $108 $87 $115 $57 $27
Portfolio turnover rate ................ 20% 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.18 $10.84 $9.44 $9.53 $12.26 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.17 0.36 0.22 0.14 0.10 0.08
Net realized and unrealized gains (losses) 0.45 0.41 1.43 0.38 (1.55) 1.74
Total from investment operations ........ 0.62 0.77 1.65 0.52 (1.45) 1.82
Less distributions from:
Net investment income .............. (0.58) (0.39) (0.17) (0.09) (0.50) (0.10)
Net realized gains ................. (0.22) (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ................... (0.80) (0.43) (0.25) (0.61) (1.28) (0.11)
Net asset value, end of period .......... $11.00 $11.18 $10.84 $9.44 $9.53 $12.26
Total return
d
....................... 5.68% 7.42% 17.75% 5.92% (13.20)% 17.42%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.49% 1.66% 1.85% 2.05% 2.04% 2.78%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.66% 0.67% 0.66% 0.65% 0.68% 0.68%
Net investment income
c
............... 3.11% 3.31% 2.25% 1.50% 0.90% 0.71%
Supplemental data
Net assets, end of period (000’s) ........ $52 $13 $13 $11 $10 $12
Portfolio turnover rate ................ 20% 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.20 $10.86 $9.46 $9.54 $12.28 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.22 0.38 0.25 0.16 0.12 0.11
Net realized and unrealized gains (losses) 0.41 0.42 1.43 0.39 (1.55) 1.74
Total from investment operations ........ 0.63 0.80 1.68 0.55 (1.43) 1.85
Less distributions from:
Net investment income .............. (0.59) (0.42) (0.20) (0.11) (0.53) (0.11)
Net realized gains ................. (0.22) (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ................... (0.81) (0.46) (0.28) (0.63) (1.31) (0.12)
Net asset value, end of period .......... $11.02 $11.20 $10.86 $9.46 $9.54 $12.28
Total return
d
....................... 5.82% 7.67% 17.99% 6.30% (13.03)% 17.70%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.23% 1.41% 1.60% 1.80% 1.79% 2.53%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.41% 0.42% 0.41% 0.40% 0.43% 0.43%
Net investment income
c
............... 3.96% 3.56% 2.50% 1.75% 1.15% 0.96%
Supplemental data
Net assets, end of period (000’s) ........ $168 $13 $13 $11 $10 $12
Portfolio turnover rate ................ 20% 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.33 $10.97 $9.47 $9.56 $12.30 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.22 0.42 0.28 0.19 0.11 0.14
Net realized and unrealized gains (losses) 0.44 0.43 1.43 0.38 (1.51) 1.74
Total from investment operations ........ 0.66 0.85 1.71 0.57 (1.40) 1.88
Less distributions from:
Net investment income .............. (0.60) (0.45) (0.13) (0.14) (0.56) (0.12)
Net realized gains ................. (0.22) (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ................... (0.82) (0.49) (0.21) (0.66) (1.34) (0.13)
Net asset value, end of period .......... $11.17 $11.33 $10.97 $9.47 $9.56 $12.30
Total return
d
....................... 5.99% 8.05% 18.21% 6.54% (12.79)% 17.98%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.96% 1.09% 1.35% 1.55% 1.54% 2.28%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.16% 0.17% 0.16% 0.15% 0.18% 0.18%
Net investment income
c
............... 3.99% 3.81% 2.74% 2.02% 1.15% 1.21%
Supplemental data
Net assets, end of period (000’s) ........ $199 $21 $19 $15 $101 $12
Portfolio turnover rate ................ 20% 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.24 $10.89 $9.48 $9.57 $12.31 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.43 0.29 0.20 0.17 0.15
Net realized and unrealized gains (losses) 0.42 0.42 1.43 0.38 (1.55) 1.74
Total from investment operations ........ 0.65 0.85 1.72 0.58 (1.38) 1.89
Less distributions from:
Net investment income .............. (0.59) (0.46) (0.23) (0.15) (0.58) (0.12)
Net realized gains ................. (0.22) (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ................... (0.81) (0.50) (0.31) (0.67) (1.36) (0.13)
Net asset value, end of period .......... $11.08 $11.24 $10.89 $9.48 $9.57 $12.31
Total return
d
....................... 5.98% 8.17% 18.51% 6.64% (12.64)% 18.13%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.82% 1.01% 1.20% 1.40% 1.39% 2.13%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.02% 0.02% 0.01% —%
g
0.03% 0.03%
Net investment income
c
............... 4.05% 3.96% 2.89% 2.15% 1.55% 1.36%
Supplemental data
Net assets, end of period (000’s) ........ $13 $13 $13 $11 $10 $12
Portfolio turnover rate ................ 20% 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Rounds to less than 0.01%.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.24 $10.89 $9.49 $9.57 $12.31 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.44 0.30 0.21 0.16 0.16
Net realized and unrealized gains (losses) 0.43 0.42 1.42 0.39 (1.53) 1.74
Total from investment operations ........ 0.66 0.86 1.72 0.60 (1.37) 1.90
Less distributions from:
Net investment income .............. (0.60) (0.47) (0.24) (0.16) (0.59) (0.13)
Net realized gains ................. (0.22) (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ................... (0.82) (0.51) (0.32) (0.68) (1.37) (0.14)
Net asset value, end of period .......... $11.08 $11.24 $10.89 $9.49 $9.57 $12.31
Total return
d
....................... 6.07% 8.28% 18.50% 6.86% (12.56)% 18.17%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.73% 0.76% 1.10% 1.30% 1.29% 2.03%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.08)% (0.08)% (0.09)% (0.10)% (0.07)% (0.07)%
Net investment income
c
............... 4.05% 4.07% 2.96% 2.25% 1.49% 1.38%
Supplemental data
Net assets, end of period (000’s) ........ $40,376 $32,590 $27,502 $13,477 $11,594 $11,404
Portfolio turnover rate ................ 20% 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2030 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.23 $10.88 $9.48 $9.57 $12.31 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.21 0.43 0.29 0.20 0.17 0.15
Net realized and unrealized gains (losses) 0.45 0.43 1.42 0.38 (1.55) 1.74
Total from investment operations ........ 0.66 0.86 1.71 0.58 (1.38) 1.89
Less distributions from:
Net investment income .............. (0.59) (0.47) (0.23) (0.15) (0.58) (0.12)
Net realized gains ................. (0.22) (0.04) (0.08) (0.52) (0.78) (0.01)
Total distributions ................... (0.81) (0.51) (0.31) (0.67) (1.36) (0.13)
Net asset value, end of period .......... $11.08 $11.23 $10.88 $9.48 $9.57 $12.31
Total return
d
....................... 6.02% 8.23% 18.41% 6.65% (12.64)% 18.13%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.82% 0.51% 1.20% 1.40% 1.39% 2.13%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.02% 0.02% 0.01% —%
g
0.03% 0.03%
Net investment income
c
............... 3.80% 3.97% 2.76% 2.14% 1.54% 1.35%
Supplemental data
Net assets, end of period (000’s) ........ $470 $737 $838 $14 $12 $12
Portfolio turnover rate ................ 20% 56% 33% 35% 52% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Rounds to less than 0.01%.

Putnam Target Date Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam Retirement Advantage 2030 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 94.1%
Asset Allocation 74.9%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 438,933 $ 7,628,653
a
Putnam Dynamic Asset Allocation Conservative Fund , Class P ................. 2,403,986 27,573,722
35,202,375
Domestic Hybrid 19.2%
a
Putnam Multi-Asset Income Fund , Class P ................................ 778,372 9,013,546
Total Investments In Underlying Funds (Cost $ 42,346,039 ) .......................
44,215,921
a a a a
Short Term Investments 5.9%
a
Management Investment Companies 5.9%
a,b
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 2,782,667 2,782,667
Total Management Investment Companies (Cost $ 2,782,667 ) .....................
2,782,667
Total Short Term Investments (Cost $ 2,782,667 ) .................................
2,782,667
a
Total Investments (Cost $ 45,128,706 ) 100.0% ...................................
$46,998,588
Other Assets, less Liabilities (0.0) %
†
...........................................
(3,787)
Net Assets 100.0% ...........................................................
$46,994,801
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.65 $11.24 $9.61 $9.54 $12.64 $10.56
Income from investment operations
a
:
Net investment income
b ,c
............ 0.19 0.37 0.21 0.14 0.12 0.05
Net realized and unrealized gains (losses) 0.60 0.73 1.85 0.66 (1.61) 2.22
Total from investment operations ........ 0.79 1.10 2.06 0.80 (1.49) 2.27
Less distributions from:
Net investment income .............. (0.89) (0.64) (0.30) (0.04) (0.66) (0.10)
Net realized gains ................. (0.19) (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ................... (1.08) (0.69) (0.43) (0.73) (1.61) (0.19)
Net asset value, end of period .......... $11.36 $11.65 $11.24 $9.61 $9.54 $12.64
Total return
d
....................... 6.99% 10.30% 22.10% 9.21% (13.69)% 21.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.04% 1.09% 1.44% 1.59% 1.63% 2.30%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.28% 0.26% 0.25% 0.22% 0.23% 0.22%
Net investment income
c
............... 3.32% 3.36% 2.00% 1.49% 1.16% 0.45%
Supplemental data
Net assets, end of period (000’s) ........ $8,048 $7,187 $3,518 $1,566 $720 $449
Portfolio turnover rate ................ 12% 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

174
a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.51 $11.17 $9.55 $9.51 $12.58 $10.56
Income from investment operations
a
:
Net investment income
b ,c
............ 0.15 0.29 0.04 0.08 0.03 0.01
Net realized and unrealized gains (losses) 0.59 0.71 1.93 0.65 (1.60) 2.17
Total from investment operations ........ 0.74 1.00 1.97 0.73 (1.57) 2.18
Less distributions from:
Net investment income .............. (0.27) (0.61) (0.22) — (0.55) (0.07)
Net realized gains ................. (0.19) (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ................... (0.46) (0.66) (0.35) (0.69) (1.50) (0.16)
Net asset value, end of period .......... $11.79 $11.51 $11.17 $9.55 $9.51 $12.58
Total return
d
....................... 6.54% 9.43% 21.13% 8.45% (14.26)% 20.77%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.78% 1.84% 2.19% 2.34% 2.38% 3.05%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.03% 1.02% 1.00% 0.97% 0.98% 0.97%
Net investment income
c
............... 2.57% 2.61% 0.41% 0.87% 0.32% 0.12%
Supplemental data
Net assets, end of period (000’s) ........ $23 $22 $143 $11 $26 $12
Portfolio turnover rate ................ 12% 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.66 $11.24 $9.60 $9.53 $12.61 $10.56
Income from investment operations
a
:
Net investment income
b ,c
............ 0.14 0.33 0.18 0.11 0.10 0.05
Net realized and unrealized gains (losses) 0.63 0.72 1.85 0.65 (1.63) 2.17
Total from investment operations ........ 0.77 1.05 2.03 0.76 (1.53) 2.22
Less distributions from:
Net investment income .............. (0.90) (0.58) (0.26) — (0.60) (0.08)
Net realized gains ................. (0.19) (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ................... (1.09) (0.63) (0.39) (0.69) (1.55) (0.17)
Net asset value, end of period .......... $11.34 $11.66 $11.24 $9.60 $9.53 $12.61
Total return
d
....................... 6.77% 9.80% 21.67% 8.75% (14.00)% 21.19%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.45% 1.49% 1.84% 1.99% 2.03% 2.70%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.68% 0.67% 0.65% 0.62% 0.63% 0.62%
Net investment income
c
............... 2.32% 2.96% 1.72% 1.19% 0.92% 0.47%
Supplemental data
Net assets, end of period (000’s) ........ $189 $14 $14 $11 $10 $12
Portfolio turnover rate ................ 12% 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report sv
a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.69 $11.27 $9.63 $9.54 $12.63 $10.56
Income from investment operations
a
:
Net investment income
b ,c
............ 0.23 0.36 0.20 0.13 0.13 0.08
Net realized and unrealized gains (losses) 0.55 0.71 1.85 0.67 (1.64) 2.17
Total from investment operations ........ 0.78 1.07 2.05 0.80 (1.51) 2.25
Less distributions from:
Net investment income .............. (0.90) (0.60) (0.28) (0.02) (0.63) (0.09)
Net realized gains ................. (0.19) (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ................... (1.09) (0.65) (0.41) (0.71) (1.58) (0.18)
Net asset value, end of period .......... $11.38 $11.69 $11.27 $9.63 $9.54 $12.63
Total return
d
....................... 6.88% 10.04% 21.88% 9.15% (13.84)% 21.48%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.24% 1.59% 1.74% 1.78% 2.45%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.43% 0.41% 0.40% 0.37% 0.38% 0.37%
Net investment income
c
............... 3.96% 3.21% 1.97% 1.44% 1.17% 0.72%
Supplemental data
Net assets, end of period (000’s) ........ $54 $14 $14 $11 $10 $12
Portfolio turnover rate ................ 12% 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.70 $11.27 $9.63 $9.56 $12.65 $10.56
Income from investment operations
a
:
Net investment income
b ,c
............ 0.17 0.39 0.22 0.15 0.13 0.11
Net realized and unrealized gains (losses) 0.63 0.72 1.86 0.66 (1.61) 2.17
Total from investment operations ........ 0.80 1.11 2.08 0.81 (1.48) 2.28
Less distributions from:
Net investment income .............. (0.92) (0.63) (0.31) (0.05) (0.66) (0.10)
Net realized gains ................. (0.19) (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ................... (1.11) (0.68) (0.44) (0.74) (1.61) (0.19)
Net asset value, end of period .......... $11.39 $11.70 $11.27 $9.63 $9.56 $12.65
Total return
d
....................... 7.04% 10.43% 22.20% 9.29% (13.59)% 21.77%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.94% 0.99% 1.34% 1.49% 1.53% 2.20%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.17% 0.16% 0.15% 0.12% 0.13% 0.12%
Net investment income
c
............... 2.94% 3.46% 2.16% 1.66% 1.23% 0.97%
Supplemental data
Net assets, end of period (000’s) ........ $404 $58 $49 $32 $21 $12
Portfolio turnover rate ................ 12% 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.73 $11.30 $9.65 $9.57 $12.66 $10.56
Income from investment operations
a
:
Net investment income
b ,c
............ 0.22 0.40 0.24 0.17 0.17 0.13
Net realized and unrealized gains (losses) 0.60 0.73 1.86 0.66 (1.64) 2.16
Total from investment operations ........ 0.82 1.13 2.10 0.83 (1.47) 2.29
Less distributions from:
Net investment income .............. (0.92) (0.65) (0.32) (0.06) (0.67) (0.10)
Net realized gains ................. (0.19) (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ................... (1.11) (0.70) (0.45) (0.75) (1.62) (0.19)
Net asset value, end of period .......... $11.44 $11.73 $11.30 $9.65 $9.57 $12.66
Total return
d
....................... 7.16% 10.54% 22.39% 9.50% (13.44)% 21.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.84% 1.19% 1.34% 1.38% 2.05%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.03% 0.02% —%
g
(0.03)%
h
(0.02)%
h
(0.03)%
h
Net investment income
c
............... 3.68% 3.60% 2.37% 1.84% 1.57% 1.12%
Supplemental data
Net assets, end of period (000’s) ........ $14 $15 $14 $12 $11 $12
Portfolio turnover rate ................ 12% 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Amount rounds to less than $0.01 per share.
h
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.74 $11.31 $9.66 $9.58 $12.67 $10.56
Income from investment operations
a
:
Net investment income
b ,c
............ 0.21 0.41 0.25 0.18 0.18 0.14
Net realized and unrealized gains (losses) 0.61 0.73 1.86 0.66 (1.63) 2.17
Total from investment operations ........ 0.82 1.14 2.11 0.84 (1.45) 2.31
Less distributions from:
Net investment income .............. (0.93) (0.66) (0.33) (0.07) (0.69) (0.11)
Net realized gains ................. (0.19) (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ................... (1.12) (0.71) (0.46) (0.76) (1.64) (0.20)
Net asset value, end of period .......... $11.44 $11.74 $11.31 $9.66 $9.58 $12.67
Total return
d
....................... 7.16% 10.65% 22.49% 9.61% (13.34)% 22.06%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.69% 0.74% 1.09% 1.24% 1.28% 1.95%
Expenses net of waiver and payments by
affiliates
f
.......................... (0.07)% (0.09)% (0.10)% (0.13)% (0.12)% (0.13)%
Net investment income
c
............... 3.64% 3.71% 2.45% 1.93% 1.68% 1.18%
Supplemental data
Net assets, end of period (000’s) ........ $44,048 $38,064 $23,724 $14,440 $12,199 $12,118
Portfolio turnover rate ................ 12% 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2035 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.73 $11.30 $9.65 $9.57 $12.66 $10.56
Income from investment operations
a
:
Net investment income
b ,c
............ 0.17 0.40 0.23 0.17 0.17 0.12
Net realized and unrealized gains (losses) 0.64 0.73 1.87 0.66 (1.63) 2.17
Total from investment operations ........ 0.81 1.13 2.10 0.83 (1.46) 2.29
Less distributions from:
Net investment income .............. (0.92) (0.65) (0.32) (0.06) (0.68) (0.10)
Net realized gains ................. (0.19) (0.05) (0.13) (0.69) (0.95) (0.09)
Total distributions ................... (1.11) (0.70) (0.45) (0.75) (1.63) (0.19)
Net asset value, end of period .......... $11.43 $11.73 $11.30 $9.65 $9.57 $12.66
Total return
d
....................... 7.09% 10.58% 22.39% 9.50% (13.43)% 21.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.78% 0.84% 1.19% 1.34% 1.38% 2.05%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.03% 0.01% —%
g
(0.03)%
h
(0.02)%
h
(0.03)%
h
Net investment income
c
............... 2.95% 3.61% 2.21% 1.84% 1.57% 1.06%
Supplemental data
Net assets, end of period (000’s) ........ $201 $73 $49 $19 $18 $20
Portfolio turnover rate ................ 12% 32% 34% 29% 51% 56%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Amount rounds to less than $0.01 per share.
h
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam Retirement Advantage 2035 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 95.3%
Asset Allocation 90.1%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 2,598,515 $ 45,162,197
a
Putnam Dynamic Asset Allocation Conservative Fund , Class P ................. 225,727 2,589,083
47,751,280
Domestic Hybrid 5.2%
a
Putnam Multi-Asset Income Fund , Class P ................................ 238,451 2,761,257
Total Investments In Underlying Funds (Cost $ 48,663,061 ) .......................
50,512,537
a a a a
Short Term Investments 4.6%
a
Management Investment Companies 4.6%
a,b
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 2,449,362 2,449,362
Total Management Investment Companies (Cost $ 2,449,362 ) .....................
2,449,362
Total Short Term Investments (Cost $ 2,449,362 ) .................................
2,449,362
a
Total Investments (Cost $ 51,112,423 ) 99.9% ....................................
$52,961,899
Other Assets, less Liabilities 0.1% .............................................
18,051
Net Assets 100.0% ...........................................................
$52,979,950
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.92 $11.42 $9.51 $9.66 $12.91 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.21 0.31 0.24 0.09 0.09 0.08
Net realized and unrealized gains (losses) 0.73 0.97 2.00 0.83 (1.71) 2.47
Total from investment operations ........ 0.94 1.28 2.24 0.92 (1.62) 2.55
Less distributions from:
Net investment income .............. (0.53) (0.58) (0.25) (0.10) (0.67) (0.10)
Net realized gains ................. (0.75) (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ................... (1.28) (0.78) (0.33) (1.07) (1.63) (0.19)
Net asset value, end of period .......... $11.58 $11.92 $11.42 $9.51 $9.66 $12.91
Total return
d
....................... 8.13% 11.89% 24.09% 10.90% (14.47)% 24.45%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.08% 1.14% 1.60% 1.97% 2.07% 2.91%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.24% 0.22% 0.20% 0.18% 0.19% 0.18%
Net investment income
c
............... 3.51% 2.70% 2.35% 0.96% 0.83% 0.65%
Supplemental data
Net assets, end of period (000’s) ........ $6,246 $5,556 $1,161 $485 $171 $70
Portfolio turnover rate ................ 11% 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.83 $11.38 $9.48 $9.62 $12.86 $10.55
Income from investment operations
a
:
Net investment income (loss)
b,c
........ 0.17 0.22 0.11 0.02 0.07 (0.02)
Net realized and unrealized gains (losses) 0.72 0.96 2.05 0.84 (1.77) 2.48
Total from investment operations ........ 0.89 1.18 2.16 0.86 (1.70) 2.46
Less distributions from:
Net investment income .............. (0.22) (0.53) (0.18) (0.03) (0.58) (0.06)
Net realized gains ................. (0.75) (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ................... (0.97) (0.73) (0.26) (1.00) (1.54) (0.15)
Net asset value, end of period .......... $11.75 $11.83 $11.38 $9.48 $9.62 $12.86
Total return
d
....................... 7.71% 10.96% 23.14% 10.12% (15.12)% 23.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.83% 1.90% 2.35% 2.72% 2.82% 3.66%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.98% 0.97% 0.95% 0.93% 0.94% 0.93%
Net investment income (loss)
c
.......... 2.78% 1.95% 1.10% 0.26% 0.60% (0.15)%
Supplemental data
Net assets, end of period (000’s) ........ $59 $53 $74 $26 $15 $14
Portfolio turnover rate ................ 11% 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.94 $11.43 $9.50 $9.64 $12.89 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.16 0.26 0.19 0.07 0.12 0.03
Net realized and unrealized gains (losses) 0.75 0.97 2.02 0.82 (1.79) 2.48
Total from investment operations ........ 0.91 1.23 2.21 0.89 (1.67) 2.51
Less distributions from:
Net investment income .............. (0.52) (0.52) (0.20) (0.06) (0.62) (0.08)
Net realized gains ................. (0.75) (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ................... (1.27) (0.72) (0.28) (1.03) (1.58) (0.17)
Net asset value, end of period .......... $11.58 $11.94 $11.43 $9.50 $9.64 $12.89
Total return
d
....................... 7.84% 11.45% 23.65% 10.45% (14.87)% 24.03%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.49% 1.55% 2.00% 2.37% 2.47% 3.31%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.64% 0.62% 0.60% 0.58% 0.59% 0.58%
Net investment income
c
............... 2.74% 2.30% 1.88% 0.79% 1.10% 0.26%
Supplemental data
Net assets, end of period (000’s) ........ $121 $15 $14 $12 $11 $12
Portfolio turnover rate ................ 11% 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.96 $11.45 $9.52 $9.66 $12.90 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.30 0.29 0.22 0.10 0.15 0.06
Net realized and unrealized gains (losses) 0.62 0.97 2.01 0.81 (1.78) 2.47
Total from investment operations ........ 0.92 1.26 2.23 0.91 (1.63) 2.53
Less distributions from:
Net investment income .............. (0.54) (0.55) (0.22) (0.08) (0.65) (0.09)
Net realized gains ................. (0.75) (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ................... (1.29) (0.75) (0.30) (1.05) (1.61) (0.18)
Net asset value, end of period .......... $11.59 $11.96 $11.45 $9.52 $9.66 $12.90
Total return
d
....................... 7.97% 11.70% 23.88% 10.75% (14.56)% 24.22%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.30% 1.75% 2.12% 2.22% 3.06%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.38% 0.37% 0.35% 0.33% 0.34% 0.33%
Net investment income
c
............... 5.22% 2.55% 2.13% 1.04% 1.35% 0.51%
Supplemental data
Net assets, end of period (000’s) ........ $75 $15 $15 $12 $11 $12
Portfolio turnover rate ................ 11% 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.97 $11.46 $9.52 $9.67 $12.93 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.21 0.32 0.24 0.11 0.09 0.09
Net realized and unrealized gains (losses) 0.74 0.97 2.02 0.82 (1.71) 2.47
Total from investment operations ........ 0.95 1.29 2.26 0.93 (1.62) 2.56
Less distributions from:
Net investment income .............. (0.53) (0.58) (0.24) (0.11) (0.68) (0.09)
Net realized gains ................. (0.75) (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ................... (1.28) (0.78) (0.32) (1.08) (1.64) (0.18)
Net asset value, end of period .......... $11.64 $11.97 $11.46 $9.52 $9.67 $12.93
Total return
d
....................... 8.18% 11.93% 24.30% 11.02% (14.46)% 24.60%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.97% 1.05% 1.50% 1.87% 1.97% 2.81%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.14% 0.12% 0.10% 0.08% 0.09% 0.08%
Net investment income
c
............... 3.59% 2.80% 2.35% 1.23% 0.91% 0.75%
Supplemental data
Net assets, end of period (000’s) ........ $85 $76 $76 $58 $41 $12
Portfolio turnover rate ................ 11% 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds and exchange traded funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.99 $11.48 $9.54 $9.68 $12.94 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.33 0.26 0.13 0.19 0.11
Net realized and unrealized gains (losses) 0.73 0.98 2.02 0.82 (1.79) 2.47
Total from investment operations ........ 0.96 1.31 2.28 0.95 (1.60) 2.58
Less distributions from:
Net investment income .............. (0.54) (0.60) (0.26) (0.12) (0.70) (0.10)
Net realized gains ................. (0.75) (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ................... (1.29) (0.80) (0.34) (1.09) (1.66) (0.19)
Net asset value, end of period .......... $11.66 $11.99 $11.48 $9.54 $9.68 $12.94
Total return
d
....................... 8.28% 12.10% 24.40% 11.21% (14.32)% 24.76%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.90% 1.35% 1.72% 1.82% 2.66%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.02)% (0.03)% (0.05)% (0.07)% (0.06)% (0.07)%
Net investment income
c
............... 3.89% 2.95% 2.53% 1.44% 1.75% 0.90%
Supplemental data
Net assets, end of period (000’s) ........ $15 $15 $15 $12 $11 $12
Portfolio turnover rate ................ 11% 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.01 $11.49 $9.55 $9.69 $12.95 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.35 0.26 0.14 0.21 0.11
Net realized and unrealized gains (losses) 0.74 0.98 2.03 0.82 (1.80) 2.48
Total from investment operations ........ 0.97 1.33 2.29 0.96 (1.59) 2.59
Less distributions from:
Net investment income .............. (0.56) (0.61) (0.27) (0.13) (0.71) (0.10)
Net realized gains ................. (0.75) (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ................... (1.31) (0.81) (0.35) (1.10) (1.67) (0.19)
Net asset value, end of period .......... $11.67 $12.01 $11.49 $9.55 $9.69 $12.95
Total return
d
....................... 8.31% 12.32% 24.48% 11.33% (14.21)% 24.89%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.74% 0.80% 1.25% 1.62% 1.72% 2.56%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.12)% (0.13)% (0.15)% (0.17)% (0.16)% (0.17)%
Net investment income
c
............... 3.85% 3.05% 2.54% 1.49% 1.92% 0.98%
Supplemental data
Net assets, end of period (000’s) ........ $38,344 $32,843 $22,074 $9,900 $6,909 $7,183
Portfolio turnover rate ................ 11% 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2040 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $11.98 $11.48 $9.54 $9.68 $12.94 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.33 0.25 0.11 0.19 0.11
Net realized and unrealized gains (losses) 0.73 0.97 2.03 0.84 (1.79) 2.47
Total from investment operations ........ 0.96 1.30 2.28 0.95 (1.60) 2.58
Less distributions from:
Net investment income .............. (0.54) (0.60) (0.26) (0.12) (0.70) (0.10)
Net realized gains ................. (0.75) (0.20) (0.08) (0.97) (0.96) (0.09)
Total distributions ................... (1.29) (0.80) (0.34) (1.09) (1.66) (0.19)
Net asset value, end of period .......... $11.65 $11.98 $11.48 $9.54 $9.68 $12.94
Total return
d
....................... 8.30% 12.08% 24.44% 11.21% (14.32)% 24.76%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.83% 0.90% 1.35% 1.72% 1.82% 2.66%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.02)% (0.03)% (0.05)% (0.07)% (0.06)% (0.07)%
Net investment income
c
............... 3.77% 2.95% 2.45% 1.18% 1.75% 0.90%
Supplemental data
Net assets, end of period (000’s) ........ $89 $82 $38 $28 $11 $12
Portfolio turnover rate ................ 11% 39% 29% 27% 47% 45%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam Retirement Advantage 2040 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 96.5%
Asset Allocation 96.5%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 1,394,599 $ 24,238,132
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 849,446 19,239,963
43,478,095
Total Investments In Underlying Funds (Cost $ 41,635,840 ) .......................
43,478,095
a a a a
Short Term Investments 3.4%
a
Management Investment Companies 3.4%
a,b
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 1,541,988 1,541,988
Total Management Investment Companies (Cost $ 1,541,988 ) .....................
1,541,988
Total Short Term Investments (Cost $ 1,541,988 ) .................................
1,541,988
a
Total Investments (Cost $ 43,177,828 ) 99.9% ....................................
$45,020,083
Other Assets, less Liabilities 0.1% .............................................
13,520
Net Assets 100.0% ...........................................................
$45,033,603
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.70 $11.85 $9.69 $9.68 $13.14 $10.55
Income from investment operations
a
:
Net investment income
b ,c
............ 0.24 0.23 0.19 0.08 0.12 0.09
Net realized and unrealized gains (losses) 0.88 1.24 2.23 0.96 (1.81) 2.64
Total from investment operations ........ 1.12 1.47 2.42 1.04 (1.69) 2.73
Less distributions from:
Net investment income .............. (0.46) (0.55) (0.26) (0.11) (0.70) (0.10)
Net realized gains ................. (0.94) (0.07) — (0.92) (1.07) (0.04)
Total distributions ................... (1.40) (0.62) (0.26) (1.03) (1.77) (0.14)
Net asset value, end of period .......... $12.42 $12.70 $11.85 $9.69 $9.68 $13.14
Total return
d
....................... 9.14% 12.95% 25.39% 12.05% (15.04)% 26.05%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.33% 1.69% 1.94% 2.00% 2.79%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.20% 0.19% 0.17% 0.15% 0.17% 0.17%
Net investment income
c
............... 3.77% 1.93% 1.78% 0.90% 1.14% 0.76%
Supplemental data
Net assets, end of period (000’s) ........ $3,821 $3,309 $1,156 $549 $385 $204
Portfolio turnover rate ................ 11% 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.63 $11.80 $9.66 $9.65 $13.09 $10.55
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ 0.20 0.14 0.01 0.01 0.09 (0.05)
Net realized and unrealized gains (losses) 0.87 1.24 2.33 0.95 (1.86) 2.69
Total from investment operations ........ 1.07 1.38 2.34 0.96 (1.77) 2.64
Less distributions from:
Net investment income .............. (0.10) (0.48) (0.20) (0.03) (0.60) (0.06)
Net realized gains ................. (0.94) (0.07) — (0.92) (1.07) (0.04)
Total distributions ................... (1.04) (0.55) (0.20) (0.95) (1.67) (0.10)
Net asset value, end of period .......... $12.66 $12.63 $11.80 $9.66 $9.65 $13.09
Total return
d
....................... 8.80% 12.06% 24.51% 11.14% (15.63)% 25.17%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.95% 2.08% 2.44% 2.69% 2.75% 3.54%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.95% 0.94% 0.92% 0.90% 0.92% 0.92%
Net investment income (loss)
c
.......... 3.19% 1.17% 0.13% 0.13% 0.77% (0.42)%
Supplemental data
Net assets, end of period (000’s) ........ $35 $38 $140 $28 $21 $24
Portfolio turnover rate ................ 11% 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.67 $11.87 $9.69 $9.67 $13.12 $10.55
Income from investment operations
a
:
Net investment income
b ,c
............ 0.25 0.18 0.05 0.05 0.13 0.03
Net realized and unrealized gains (losses) 0.84 1.23 2.34 0.95 (1.87) 2.66
Total from investment operations ........ 1.09 1.41 2.39 1.00 (1.74) 2.69
Less distributions from:
Net investment income .............. (0.44) (0.54) (0.21) (0.06) (0.64) (0.08)
Net realized gains ................. (0.94) (0.07) — (0.92) (1.07) (0.04)
Total distributions ................... (1.38) (0.61) (0.21) (0.98) (1.71) (0.12)
Net asset value, end of period .......... $12.38 $12.67 $11.87 $9.69 $9.67 $13.12
Total return
d
....................... 8.93% 12.41% 25.08% 11.59% (15.41)% 25.59%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.61% 1.73% 2.09% 2.34% 2.40% 3.19%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.59% 0.59% 0.57% 0.55% 0.57% 0.57%
Net investment income
c
............... 4.04% 1.52% 0.47% 0.54% 1.13% 0.22%
Supplemental data
Net assets, end of period (000’s) ........ $419 $172 $150 $12 $11 $13
Portfolio turnover rate ................ 11% 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.74 $11.89 $9.71 $9.69 $13.14 $10.55
Income from investment operations
a
:
Net investment income
b ,c
............ 0.24 0.21 0.23 0.07 0.15 0.06
Net realized and unrealized gains (losses) 0.88 1.23 2.19 0.95 (1.86) 2.66
Total from investment operations ........ 1.12 1.44 2.42 1.02 (1.71) 2.72
Less distributions from:
Net investment income .............. (0.43) (0.52) (0.24) (0.08) (0.67) (0.09)
Net realized gains ................. (0.94) (0.07) — (0.92) (1.07) (0.04)
Total distributions ................... (1.37) (0.59) (0.24) (1.00) (1.74) (0.13)
Net asset value, end of period .......... $12.49 $12.74 $11.89 $9.71 $9.69 $13.14
Total return
d
....................... 9.11% 12.69% 25.31% 11.88% (15.16)% 25.88%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.34% 1.48% 1.84% 2.09% 2.15% 2.94%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.35% 0.34% 0.32% 0.30% 0.32% 0.32%
Net investment income
c
............... 3.73% 1.78% 2.18% 0.79% 1.38% 0.47%
Supplemental data
Net assets, end of period (000’s) ........ $16 $16 $15 $12 $11 $13
Portfolio turnover rate ................ 11% 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.76 $11.90 $9.71 $9.71 $13.16 $10.55
Income from investment operations
a
:
Net investment income
b ,c
............ 0.19 0.24 0.26 0.11 0.05 0.09
Net realized and unrealized gains (losses) 0.95 1.24 2.19 0.93 (1.73) 2.65
Total from investment operations ........ 1.14 1.48 2.45 1.04 (1.68) 2.74
Less distributions from:
Net investment income .............. (0.44) (0.55) (0.26) (0.12) (0.70) (0.09)
Net realized gains ................. (0.94) (0.07) — (0.92) (1.07) (0.04)
Total distributions ................... (1.38) (0.62) (0.26) (1.04) (1.77) (0.13)
Net asset value, end of period .......... $12.52 $12.76 $11.90 $9.71 $9.71 $13.16
Total return
d
....................... 9.18% 12.99% 25.70% 12.05% (14.92)% 26.17%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.04% 1.23% 1.59% 1.84% 1.90% 2.69%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.09% 0.09% 0.07% 0.05% 0.07% 0.07%
Net investment income
c
............... 2.87% 2.02% 2.48% 1.21% 0.47% 0.72%
Supplemental data
Net assets, end of period (000’s) ........ $41 $80 $72 $74 $79 $13
Portfolio turnover rate ................ 11% 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.78 $11.92 $9.73 $9.72 $13.17 $10.55
Income from investment operations
a
:
Net investment income
b ,c
............ 0.27 0.26 0.27 0.11 0.20 0.10
Net realized and unrealized gains (losses) 0.88 1.24 2.20 0.94 (1.86) 2.66
Total from investment operations ........ 1.15 1.50 2.47 1.05 (1.66) 2.76
Less distributions from:
Net investment income .............. (0.48) (0.57) (0.28) (0.12) (0.72) (0.10)
Net realized gains ................. (0.94) (0.07) — (0.92) (1.07) (0.04)
Total distributions ................... (1.42) (0.64) (0.28) (1.04) (1.79) (0.14)
Net asset value, end of period .......... $12.51 $12.78 $11.92 $9.73 $9.72 $13.17
Total return
d
....................... 9.31% 13.18% 25.83% 12.23% (14.77)% 26.32%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.95% 1.08% 1.44% 1.69% 1.75% 2.54%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.05)% (0.06)% (0.08)% (0.10)% (0.08)% (0.08)%
Net investment income
c
............... 4.14% 2.18% 2.58% 1.19% 1.77% 0.87%
Supplemental data
Net assets, end of period (000’s) ........ $16 $16 $15 $12 $11 $13
Portfolio turnover rate ................ 11% 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.79 $11.93 $9.73 $9.72 $13.18 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.26 0.27 0.28 0.12 0.21 0.11
Net realized and unrealized gains (losses) 0.89 1.24 2.20 0.94 (1.86) 2.66
Total from investment operations ........ 1.15 1.51 2.48 1.06 (1.65) 2.77
Less distributions from:
Net investment income .............. (0.49) (0.58) (0.28) (0.13) (0.74) (0.10)
Net realized gains ................. (0.94) (0.07) — (0.92) (1.07) (0.04)
Total distributions ................... (1.43) (0.65) (0.28) (1.05) (1.81) (0.14)
Net asset value, end of period .......... $12.51 $12.79 $11.93 $9.73 $9.72 $13.18
Total return
d
....................... 9.30% 13.29% 26.04% 12.36% (14.76)% 26.46%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.85% 0.98% 1.34% 1.59% 1.65% 2.44%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.15)% (0.16)% (0.18)% (0.20)% (0.18)% (0.18)%
Net investment income
c
............... 4.12% 2.27% 2.64% 1.31% 1.91% 0.95%
Supplemental data
Net assets, end of period (000’s) ........ $27,524 $23,008 $15,302 $9,338 $7,846 $7,504
Portfolio turnover rate ................ 11% 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2045 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.77 $11.92 $9.73 $9.71 $13.17 $10.55
Income from investment operations
a
:
Net investment income
b,c
............ 0.29 0.26 0.27 —
d
0.20 0.10
Net realized and unrealized gains (losses) 0.87 1.23 2.20 1.06 (1.87) 2.66
Total from investment operations ........ 1.16 1.49 2.47 1.06 (1.67) 2.76
Less distributions from:
Net investment income .............. (0.49) (0.57) (0.28) (0.12) (0.72) (0.10)
Net realized gains ................. (0.94) (0.07) — (0.92) (1.07) (0.04)
Total distributions ................... (1.43) (0.64) (0.28) (1.04) (1.79) (0.14)
Net asset value, end of period .......... $12.50 $12.77 $11.92 $9.73 $9.71 $13.17
Total return
e
....................... 9.35% 13.13% 25.87% 12.35% (14.85)% 26.32%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.97% 1.08% 1.44% 1.69% 1.75% 2.54%
Expenses net of waiver and payments by
affiliates
g,h
......................... (0.06)% (0.06)% (0.08)% (0.10)% (0.08)% (0.08)%
Net investment income
c
............... 4.59% 2.17% 2.54% 0.01% 1.77% 0.86%
Supplemental data
Net assets, end of period (000’s) ........ $451 $212 $143 $95 $11 $13
Portfolio turnover rate ................ 11% 30% 22% 29% 33% 44%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
h
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam Retirement Advantage 2045 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 97.2%
Asset Allocation 97.2%
a
Putnam Dynamic Asset Allocation Balanced Fund , Class P .................... 162,316 $ 2,821,060
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 1,262,749 28,601,266
31,422,326
Total Investments In Underlying Funds (Cost $ 29,075,285 ) .......................
31,422,326
a a a a
Short Term Investments 2.7%
a
Management Investment Companies 2.7%
a,b
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 877,570 877,570
Total Management Investment Companies (Cost $ 877,570 ) .......................
877,570
Total Short Term Investments (Cost $ 877,570 ) ..................................
877,570
a
Total Investments (Cost $ 29,952,855 ) 99.9% ....................................
$32,299,896
Other Assets, less Liabilities 0.1% .............................................
23,128
Net Assets 100.0% ...........................................................
$32,323,024
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.55 $11.68 $9.70 $9.54 $13.23 $10.60
Income from investment operations
a
:
Net investment income
b ,c
............ 0.23 0.20 0.16 0.06 0.04 0.06
Net realized and unrealized gains (losses) 0.93 1.31 2.33 1.04 (1.74) 2.80
Total from investment operations ........ 1.16 1.51 2.49 1.10 (1.70) 2.86
Less distributions from:
Net investment income .............. (0.41) (0.50) (0.26) (0.07) (0.73) (0.09)
Net realized gains ................. (0.79) (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ................... (1.20) (0.64) (0.51) (0.94) (1.99) (0.23)
Net asset value, end of period .......... $12.51 $12.55 $11.68 $9.70 $9.54 $13.23
Total return
d
....................... 9.51% 13.57% 26.60% 12.96% (15.35)% 27.38%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.21% 1.32% 2.00% 2.58% 2.84% 4.17%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.19% 0.18% 0.17% 0.15% 0.17% 0.17%
Net investment income
c
............... 3.63% 1.72% 1.51% 0.66% 0.38% 0.53%
Supplemental data
Net assets, end of period (000’s) ........ $2,057 $1,702 $780 $329 $160 $19
Portfolio turnover rate ................ 10% 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

174
a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.44 $11.63 $9.67 $9.50 $13.17 $10.60
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ 0.18 0.11 0.11 0.01 0.06 (0.01)
Net realized and unrealized gains (losses) 0.94 1.30 2.29 1.03 (1.84) 2.79
Total from investment operations ........ 1.12 1.41 2.40 1.04 (1.78) 2.78
Less distributions from:
Net investment income .............. (0.34) (0.46) (0.19) — (0.63) (0.07)
Net realized gains ................. (0.79) (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ................... (1.13) (0.60) (0.44) (0.87) (1.89) (0.21)
Net asset value, end of period .......... $12.43 $12.44 $11.63 $9.67 $9.50 $13.17
Total return
d
....................... 9.19% 12.66% 25.60% 12.17% (16.00)% 26.51%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.96% 2.07% 2.75% 3.33% 3.59% 4.92%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.94% 0.93% 0.92% 0.90% 0.92% 0.92%
Net investment income (loss)
c
.......... 2.91% 0.97% 1.03% 0.13% 0.58% (0.12)%
Supplemental data
Net assets, end of period (000’s) ........ $64 $55 $25 $13 $11 $13
Portfolio turnover rate ................ 10% 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.57 $11.69 $9.71 $9.52 $13.20 $10.60
Income from investment operations
a
:
Net investment income
b ,c
............ 0.27 0.15 0.16 0.05 0.10 0.03
Net realized and unrealized gains (losses) 0.87 1.32 2.28 1.03 (1.85) 2.79
Total from investment operations ........ 1.14 1.47 2.44 1.08 (1.75) 2.82
Less distributions from:
Net investment income .............. (0.42) (0.45) (0.21) (0.02) (0.67) (0.08)
Net realized gains ................. (0.79) (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ................... (1.21) (0.59) (0.46) (0.89) (1.93) (0.22)
Net asset value, end of period .......... $12.50 $12.57 $11.69 $9.71 $9.52 $13.20
Total return
d
....................... 9.35% 13.12% 26.00% 12.60% (15.74)% 26.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.65% 1.72% 2.40% 2.98% 3.24% 4.57%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.58% 0.58% 0.57% 0.55% 0.57% 0.57%
Net investment income
c
............... 4.30% 1.32% 1.50% 0.49% 0.93% 0.23%
Supplemental data
Net assets, end of period (000’s) ........ $683 $17 $15 $12 $11 $13
Portfolio turnover rate ................ 10% 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

sv
a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.59 $11.71 $9.72 $9.54 $13.22 $10.60
Income from investment operations
a
:
Net investment income
b ,c
............ 0.28 0.18 0.18 0.07 0.13 0.06
Net realized and unrealized gains (losses) 0.89 1.32 2.30 1.02 (1.85) 2.79
Total from investment operations ........ 1.17 1.50 2.48 1.09 (1.72) 2.85
Less distributions from:
Net investment income .............. (0.41) (0.48) (0.24) (0.04) (0.70) (0.09)
Net realized gains ................. (0.79) (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ................... (1.20) (0.62) (0.49) (0.91) (1.96) (0.23)
Net asset value, end of period .......... $12.56 $12.59 $11.71 $9.72 $9.54 $13.22
Total return
d
....................... 9.50% 13.37% 26.37% 12.78% (15.49)% 27.23%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.34% 1.47% 2.15% 2.73% 2.99% 4.32%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.33% 0.33% 0.32% 0.30% 0.32% 0.32%
Net investment income
c
............... 4.49% 1.57% 1.75% 0.74% 1.18% 0.48%
Supplemental data
Net assets, end of period (000’s) ........ $26 $16 $15 $12 $11 $13
Portfolio turnover rate ................ 10% 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.60 $11.72 $9.73 $9.55 $13.24 $10.60
Income from investment operations
a
:
Net investment income
b ,c
............ 0.23 0.21 0.19 0.08 0.10 0.09
Net realized and unrealized gains (losses) 0.95 1.32 2.31 1.05 (1.80) 2.79
Total from investment operations ........ 1.18 1.53 2.50 1.13 (1.70) 2.88
Less distributions from:
Net investment income .............. (0.41) (0.51) (0.26) (0.08) (0.73) (0.10)
Net realized gains ................. (0.79) (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ................... (1.20) (0.65) (0.51) (0.95) (1.99) (0.24)
Net asset value, end of period .......... $12.58 $12.60 $11.72 $9.73 $9.55 $13.24
Total return
d
....................... 9.62% 13.68% 26.67% 13.17% (15.34)% 27.51%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.09% 1.22% 1.90% 2.48% 2.74% 4.07%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.09% 0.08% 0.07% 0.05% 0.07% 0.07%
Net investment income
c
............... 3.68% 1.81% 1.83% 0.87% 0.94% 0.73%
Supplemental data
Net assets, end of period (000’s) ........ $72 $60 $71 $42 $28 $13
Portfolio turnover rate ................ 10% 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.63 $11.75 $9.75 $9.56 $13.25 $10.60
Income from investment operations
a
:
Net investment income
b ,c
............ 0.25 0.23 0.23 0.11 0.17 0.10
Net realized and unrealized gains (losses) 0.94 1.31 2.29 1.03 (1.85) 2.79
Total from investment operations ........ 1.19 1.54 2.52 1.14 (1.68) 2.89
Less distributions from:
Net investment income .............. (0.43) (0.52) (0.27) (0.08) (0.75) (0.10)
Net realized gains ................. (0.79) (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ................... (1.22) (0.66) (0.52) (0.95) (2.01) (0.24)
Net asset value, end of period .......... $12.60 $12.63 $11.75 $9.75 $9.56 $13.25
Total return
d
....................... 9.68% 13.77% 26.87% 13.36% (15.19)% 27.68%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.95% 1.07% 1.75% 2.33% 2.59% 3.92%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.06)% (0.07)% (0.08)% (0.10)% (0.08)% (0.08)%
Net investment income
c
............... 3.91% 1.97% 2.15% 1.14% 1.58% 0.88%
Supplemental data
Net assets, end of period (000’s) ........ $17 $17 $16 $12 $11 $13
Portfolio turnover rate ................ 10% 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.64 $11.76 $9.76 $9.57 $13.26 $10.60
Income from investment operations
a
:
Net investment income
b ,c
............ 0.25 0.24 0.22 0.11 0.19 0.11
Net realized and unrealized gains (losses) 0.95 1.32 2.31 1.04 (1.86) 2.79
Total from investment operations ........ 1.20 1.56 2.53 1.15 (1.67) 2.90
Less distributions from:
Net investment income .............. (0.44) (0.54) (0.28) (0.09) (0.76) (0.10)
Net realized gains ................. (0.79) (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ................... (1.23) (0.68) (0.53) (0.96) (2.02) (0.24)
Net asset value, end of period .......... $12.61 $12.64 $11.76 $9.76 $9.57 $13.26
Total return
d
....................... 9.78% 13.89% 26.95% 13.48% (15.08)% 27.81%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.97% 1.65% 2.23% 2.49% 3.82%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.16)% (0.17)% (0.18)% (0.20)% (0.18)% (0.18)%
Net investment income
c
............... 3.98% 2.07% 2.03% 1.21% 1.73% 0.94%
Supplemental data
Net assets, end of period (000’s) ........ $28,227 $23,793 $16,361 $5,676 $4,165 $3,930
Portfolio turnover rate ................ 10% 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2050 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.62 $11.75 $9.75 $9.56 $13.25 $10.60
Income from investment operations
a
:
Net investment income
b,c
............ 0.31 0.23 0.23 0.11 0.17 0.10
Net realized and unrealized gains (losses) 0.88 1.31 2.29 1.03 (1.85) 2.79
Total from investment operations ........ 1.19 1.54 2.52 1.14 (1.68) 2.89
Less distributions from:
Net investment income .............. (0.42) (0.53) (0.27) (0.08) (0.75) (0.10)
Net realized gains ................. (0.79) (0.14) (0.25) (0.87) (1.26) (0.14)
Total distributions ................... (1.21) (0.67) (0.52) (0.95) (2.01) (0.24)
Net asset value, end of period .......... $12.60 $12.62 $11.75 $9.75 $9.56 $13.25
Total return
d
....................... 9.71% 13.77% 26.86% 13.37% (15.19)% 27.68%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.95% 1.07% 1.75% 2.33% 2.59% 3.92%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.05)% (0.07)% (0.08)% (0.10)% (0.08)% (0.08)%
Net investment income
c
............... 4.71% 1.97% 2.15% 1.14% 1.57% 0.88%
Supplemental data
Net assets, end of period (000’s) ........ $110 $148 $17 $13 $12 $13
Portfolio turnover rate ................ 10% 28% 21% 22% 39% 59%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam Retirement Advantage 2050 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 98.7%
Asset Allocation 98.7%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 202,653 $ 3,509,945
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 1,206,493 27,327,065
30,837,010
Total Investments In Underlying Funds (Cost $ 28,750,945 ) .......................
30,837,010
a a a a
Short Term Investments 1.2%
a
Management Investment Companies 1.2%
a,b
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 389,064 389,064
Total Management Investment Companies (Cost $ 389,064 ) .......................
389,064
Total Short Term Investments (Cost $ 389,064 ) ..................................
389,064
a
Total Investments (Cost $ 29,140,009 ) 99.9% ....................................
$31,226,074
Other Assets, less Liabilities 0.1% .............................................
30,918
Net Assets 100.0% ...........................................................
$31,256,992
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.24 $12.29 $10.09 $9.66 $13.43 $10.63
Income from investment operations
a
:
Net investment income
b ,c
............ 0.21 0.19 0.11 0.07 0.06 0.06
Net realized and unrealized gains (losses) 1.05 1.46 2.56 1.19 (1.83) 2.96
Total from investment operations ........ 1.26 1.65 2.67 1.26 (1.77) 3.02
Less distributions from:
Net investment income .............. (0.38) (0.49) (0.22) (0.06) (0.75) (0.10)
Net realized gains ................. (0.87) (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ................... (1.25) (0.70) (0.47) (0.83) (2.00) (0.22)
Net asset value, end of period .......... $13.25 $13.24 $12.29 $10.09 $9.66 $13.43
Total return
d
....................... 9.81% 14.17% 27.33% 14.28% (15.71)% 28.67%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.38% 1.60% 2.48% 3.27% 3.71% 6.11%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.19% 0.19% 0.18% 0.16% 0.17% 0.18%
Net investment income
c
............... 3.16% 1.50% 0.95% 0.69% 0.59% 0.53%
Supplemental data
Net assets, end of period (000’s) ........ $3,033 $2,533 $649 $261 $171 $37
Portfolio turnover rate ................ 7% 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.10 $12.18 $10.03 $9.63 $13.37 $10.63
Income from investment operations
a
:
Net investment income (loss)
b ,c
........ 0.17 0.09
c
(0.06) —
d
—
d
(0.01)
Net realized and unrealized gains (losses) 1.04 1.45 2.64 1.17 (1.85) 2.94
Total from investment operations ........ 1.21 1.54 2.58 1.17 (1.85) 2.93
Less distributions from:
Net investment income .............. (0.31) (0.41) (0.18) —
d
(0.64) (0.07)
Net realized gains ................. (0.87) (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ................... (1.18) (0.62) (0.43) (0.77) (1.89) (0.19)
Net asset value, end of period .......... $13.13 $13.10 $12.18 $10.03 $9.63 $13.37
Total return
e
....................... 9.49% 13.26% 26.51% 13.29% (16.28)% 27.78%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 2.11% 2.35% 3.23% 4.02% 4.46% 6.86%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.93% 0.94% 0.93% 0.91% 0.92% 0.93%
Net investment income (loss)
c
.......... 2.58% 0.75% (0.50)% —% 0.03% (0.11)%
Supplemental data
Net assets, end of period (000’s) ........ $184 $108 $113 $15 $18 $13
Portfolio turnover rate ................ 7% 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.25 $12.30 $10.09 $9.65 $13.40 $10.63
Income from investment operations
a
:
Net investment income
b ,c
............ 0.15 0.14 0.11 0.04 0.08 0.03
Net realized and unrealized gains (losses) 1.08 1.46 2.53 1.17 (1.90) 2.94
Total from investment operations ........ 1.23 1.60 2.64 1.21 (1.82) 2.97
Less distributions from:
Net investment income .............. (0.38) (0.44) (0.18) —
d
(0.68) (0.08)
Net realized gains ................. (0.87) (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ................... (1.25) (0.65) (0.43) (0.77) (1.93) (0.20)
Net asset value, end of period .......... $13.23 $13.25 $12.30 $10.09 $9.65 $13.40
Total return
e
....................... 9.58% 13.67% 26.91% 13.75% (16.02)% 28.21%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.72% 2.00% 2.88% 3.67% 4.11% 6.51%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.58% 0.59% 0.58% 0.56% 0.57% 0.58%
Net investment income
c
............... 2.23% 1.10% 0.99% 0.40% 0.71% 0.23%
Supplemental data
Net assets, end of period (000’s) ........ $62 $17 $16 $12 $11 $13
Portfolio turnover rate ................ 7% 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.28 $12.32 $10.11 $9.67 $13.42 $10.63
Income from investment operations
a
:
Net investment income
b ,c
............ 0.21 0.17 0.14 0.06 0.11 0.06
Net realized and unrealized gains (losses) 1.05 1.47 2.52 1.18 (1.89) 2.94
Total from investment operations ........ 1.26 1.64 2.66 1.24 (1.78) 3.00
Less distributions from:
Net investment income .............. (0.35) (0.47) (0.20) (0.03) (0.72) (0.09)
Net realized gains ................. (0.87) (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ................... (1.22) (0.68) (0.45) (0.80) (1.97) (0.21)
Net asset value, end of period .......... $13.32 $13.28 $12.32 $10.11 $9.67 $13.42
Total return
d
....................... 9.76% 14.01% 27.14% 14.04% (15.78)% 28.50%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.50% 1.75% 2.63% 3.42% 3.86% 6.26%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.34% 0.34% 0.33% 0.31% 0.32% 0.33%
Net investment income
c
............... 3.05% 1.35% 1.24% 0.65% 0.95% 0.48%
Supplemental data
Net assets, end of period (000’s) ........ $17 $17 $16 $12 $11 $13
Portfolio turnover rate ................ 7% 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.30 $12.34 $10.12 $9.68 $13.44 $10.63
Income from investment operations
a
:
Net investment income
b ,c
............ 0.38 0.20 0.15 0.08 0.08 0.09
Net realized and unrealized gains (losses) 0.89 1.47 2.54 1.19 (1.84) 2.94
Total from investment operations ........ 1.27 1.67 2.69 1.27 (1.76) 3.03
Less distributions from:
Net investment income .............. (0.40) (0.50) (0.22) (0.06) (0.75) (0.10)
Net realized gains ................. (0.87) (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ................... (1.27) (0.71) (0.47) (0.83) (2.00) (0.22)
Net asset value, end of period .......... $13.30 $13.30 $12.34 $10.12 $9.68 $13.44
Total return
d
....................... 9.87% 14.28% 27.48% 14.39% (15.62)% 28.79%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.24% 1.50% 2.38% 3.17% 3.61% 6.01%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.08% 0.09% 0.08% 0.06% 0.07% 0.08%
Net investment income
c
............... 5.79% 1.60% 1.39% 0.86% 0.73% 0.73%
Supplemental data
Net assets, end of period (000’s) ........ $315 $47 $38 $26 $30 $13
Portfolio turnover rate ................ 7% 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.32 $12.36 $10.13 $9.69 $13.45 $10.63
Income from investment operations
a
:
Net investment income
b ,c
............ 0.23 0.22 0.18 0.10 0.15 0.11
Net realized and unrealized gains (losses) 1.06 1.47 2.54 1.18 (1.89) 2.93
Total from investment operations ........ 1.29 1.69 2.72 1.28 (1.74) 3.04
Less distributions from:
Net investment income .............. (0.40) (0.52) (0.24) (0.07) (0.77) (0.10)
Net realized gains ................. (0.87) (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ................... (1.27) (0.73) (0.49) (0.84) (2.02) (0.22)
Net asset value, end of period .......... $13.34 $13.32 $12.36 $10.13 $9.69 $13.45
Total return
d
....................... 9.97% 14.40% 27.76% 14.51% (15.48)% 28.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.35% 2.23% 3.02% 3.46% 5.86%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.06)% (0.06)% (0.07)% (0.09)% (0.08)% (0.07)%
Net investment income
c
............... 3.45% 1.75% 1.64% 1.05% 1.35% 0.88%
Supplemental data
Net assets, end of period (000’s) ........ $17 $17 $16 $12 $11 $13
Portfolio turnover rate ................ 7% 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.33 $12.37 $10.14 $9.70 $13.46 $10.63
Income from investment operations
a
:
Net investment income
b ,c
............ 0.24 0.23 0.18 0.12 0.15 0.11
Net realized and unrealized gains (losses) 1.06 1.47 2.55 1.17 (1.88) 2.95
Total from investment operations ........ 1.30 1.70 2.73 1.29 (1.73) 3.06
Less distributions from:
Net investment income .............. (0.41) (0.53) (0.25) (0.08) (0.78) (0.11)
Net realized gains ................. (0.87) (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ................... (1.28) (0.74) (0.50) (0.85) (2.03) (0.23)
Net asset value, end of period .......... $13.35 $13.33 $12.37 $10.14 $9.70 $13.46
Total return
d
....................... 10.06% 14.51% 27.84% 14.62% (15.37)% 29.08%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.03% 1.25% 2.13% 2.92% 3.36% 5.76%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.16)% (0.16)% (0.17)% (0.19)% (0.18)% (0.17)%
Net investment income
c
............... 3.52% 1.85% 1.61% 1.26% 1.38% 0.91%
Supplemental data
Net assets, end of period (000’s) ........ $19,063 $14,743 $8,788 $3,551 $2,899 $2,274
Portfolio turnover rate ................ 7% 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2055 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.32 $12.36 $10.13 $9.69 $13.45 $10.63
Income from investment operations
a
:
Net investment income
b,c
............ 0.23 0.22 0.18 0.10 0.15 0.10
Net realized and unrealized gains (losses) 1.06 1.47 2.54 1.18 (1.89) 2.94
Total from investment operations ........ 1.29 1.69 2.72 1.28 (1.74) 3.04
Less distributions from:
Net investment income .............. (0.40) (0.52) (0.24) (0.07) (0.77) (0.10)
Net realized gains ................. (0.87) (0.21) (0.25) (0.77) (1.25) (0.12)
Total distributions ................... (1.27) (0.73) (0.49) (0.84) (2.02) (0.22)
Net asset value, end of period .......... $13.34 $13.32 $12.36 $10.13 $9.69 $13.45
Total return
d
....................... 10.01% 14.41% 27.76% 14.51% (15.48)% 28.94%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.12% 1.35% 2.23% 3.02% 3.46% 5.86%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.06)% (0.06)% (0.07)% (0.09)% (0.08)% (0.07)%
Net investment income
c
............... 3.36% 1.75% 1.63% 1.04% 1.35% 0.88%
Supplemental data
Net assets, end of period (000’s) ........ $152 $140 $18 $14 $11 $13
Portfolio turnover rate ................ 7% 45% 21% 37% 25% 46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam Retirement Advantage 2055 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 99.4%
Asset Allocation 99.4%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 449,465 $ 7,784,739
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 659,089 14,928,363
22,713,102
Total Investments In Underlying Funds (Cost $ 21,060,020 ) .......................
22,713,102
a a a a
Short Term Investments 0.4%
a
Management Investment Companies 0.4%
a,b
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 98,895 98,895
Total Management Investment Companies (Cost $ 98,895 ) ........................
98,895
Total Short Term Investments (Cost $ 98,895 ) ...................................
98,895
a
Total Investments (Cost $ 21,158,915 ) 99.8% ....................................
$22,811,997
Other Assets, less Liabilities 0.2% .............................................
30,435
Net Assets 100.0% ...........................................................
$22,842,432
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.23 $12.13 $10.25 $9.48 $13.66 $10.66
Income from investment operations
a
:
Net investment income
b,c
............ 0.18 0.15 0.10 0.04 0.08 0.06
Net realized and unrealized gains (losses) 1.12 1.55 2.62 1.31 (1.83) 3.07
Total from investment operations ........ 1.30 1.70 2.72 1.35 (1.75) 3.13
Less distributions from:
Net investment income .............. (0.32) (0.44) (0.18) (0.03) (0.75) (0.10)
Net realized gains ................. (0.83) (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ................... (1.15) (0.60) (0.84) (0.58) (2.43) (0.13)
Net asset value, end of period .......... $13.38 $13.23 $12.13 $10.25 $9.48 $13.66
Total return
d
....................... 10.09% 14.71% 28.16% 15.26% (15.91)% 29.56%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.56% 1.90% 3.22% 5.29% 7.94% 13.14%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.20% 0.20% 0.19% 0.17% 0.18% 0.18%
Net investment income
c
............... 2.62% 1.23% 0.88% 0.42% 0.75% 0.50%
Supplemental data
Net assets, end of period (000’s) ........ $2,472 $2,238 $625 $372 $118 $71
Portfolio turnover rate ................ 10% 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $12.99 $11.93 $10.15 $9.44 $13.59 $10.66
Income from investment operations
a
:
Net investment income (loss)
b,c
........ 0.09 0.06 0.02 0.02 0.02 (0.01)
Net realized and unrealized gains (losses) 1.14 1.53 2.58 1.24 (1.85) 3.04
Total from investment operations ........ 1.23 1.59 2.60 1.26 (1.83) 3.03
Less distributions from:
Net investment income .............. (0.14) (0.37) (0.16) — (0.64) (0.07)
Net realized gains ................. (0.83) (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ................... (0.97) (0.53) (0.82) (0.55) (2.32) (0.10)
Net asset value, end of period .......... $13.25 $12.99 $11.93 $10.15 $9.44 $13.59
Total return
d
....................... 9.67% 13.87% 27.21% 14.32% (16.48)% 28.59%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 2.27% 2.66% 3.97% 6.04% 8.69% 13.89%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.95% 0.95% 0.94% 0.92% 0.93% 0.93%
Net investment income (loss)
c
.......... 1.28% 0.48% 0.17% 0.16% 0.17% (0.11)%
Supplemental data
Net assets, end of period (000’s) ........ $63 $105 $71 $13 $11 $13
Portfolio turnover rate ................ 10% 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.18 $12.09 $10.21 $9.46 $13.62 $10.66
Income from investment operations
a
:
Net investment income
b,c
............ 0.29 0.10 0.06 0.05 0.06 0.03
Net realized and unrealized gains (losses) 0.97 1.55 2.61 1.25 (1.85) 3.04
Total from investment operations ........ 1.26 1.65 2.67 1.30 (1.79) 3.07
Less distributions from:
Net investment income .............. (0.33) (0.40) (0.13) — (0.69) (0.08)
Net realized gains ................. (0.83) (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ................... (1.16) (0.56) (0.79) (0.55) (2.37) (0.11)
Net asset value, end of period .......... $13.28 $13.18 $12.09 $10.21 $9.46 $13.62
Total return
d
....................... 9.85% 14.27% 27.70% 14.73% (16.22)% 29.00%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.90% 2.31% 3.62% 5.69% 8.34% 13.54%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.59% 0.60% 0.59% 0.57% 0.58% 0.58%
Net investment income
c
............... 4.45% 0.83% 0.55% 0.53% 0.53% 0.23%
Supplemental data
Net assets, end of period (000’s) ........ $155 $24 $16 $12 $11 $13
Portfolio turnover rate ................ 10% 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.23 $12.14 $10.25 $9.48 $13.64 $10.66
Income from investment operations
a
:
Net investment income
b,c
............ 0.17 0.13 0.09 0.07 0.09 0.06
Net realized and unrealized gains (losses) 1.11 1.56 2.62 1.26 (1.85) 3.04
Total from investment operations ........ 1.28 1.69 2.71 1.33 (1.76) 3.10
Less distributions from:
Net investment income .............. (0.29) (0.44) (0.16) (0.01) (0.72) (0.09)
Net realized gains ................. (0.83) (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ................... (1.12) (0.60) (0.82) (0.56) (2.40) (0.12)
Net asset value, end of period .......... $13.39 $13.23 $12.14 $10.25 $9.48 $13.64
Total return
d
....................... 9.98% 14.55% 27.98% 14.99% (15.97)% 29.29%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.71% 2.06% 3.37% 5.44% 8.09% 13.29%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.35% 0.35% 0.34% 0.32% 0.33% 0.33%
Net investment income
c
............... 2.59% 1.08% 0.80% 0.78% 0.78% 0.48%
Supplemental data
Net assets, end of period (000’s) ........ $21 $17 $16 $12 $11 $13
Portfolio turnover rate ................ 10% 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.64 $12.15 $10.26 $9.49 $13.66 $10.66
Income from investment operations
a
:
Net investment income
b,c
............ 0.37 0.17 0.11 0.08 0.09 0.09
Net realized and unrealized gains (losses) 0.97 1.60 2.62 1.28 (1.83) 3.04
Total from investment operations ........ 1.34 1.77 2.73 1.36 (1.74) 3.13
Less distributions from:
Net investment income .............. (0.34) (0.12) (0.18) (0.04) (0.75) (0.10)
Net realized gains ................. (0.83) (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ................... (1.17) (0.28) (0.84) (0.59) (2.43) (0.13)
Net asset value, end of period .......... $13.81 $13.64 $12.15 $10.26 $9.49 $13.66
Total return
d
....................... 10.14% 14.85% 28.26% 15.36% (15.81)% 29.58%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.41% 1.81% 3.12% 5.19% 7.84% 13.04%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.08% 0.10% 0.09% 0.07% 0.08% 0.08%
Net investment income
c
............... 5.45% 1.33% 0.99% 0.83% 0.80% 0.73%
Supplemental data
Net assets, end of period (000’s) ........ $221 $32 $24 $27 $20 $13
Portfolio turnover rate ................ 10% 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.31 $12.18 $10.28 $9.50 $13.67 $10.66
Income from investment operations
a
:
Net investment income
b,c
............ 0.20 0.18 0.13 0.11 0.13 0.11
Net realized and unrealized gains (losses) 1.13 1.56 2.63 1.27 (1.85) 3.03
Total from investment operations ........ 1.33 1.74 2.76 1.38 (1.72) 3.14
Less distributions from:
Net investment income .............. (0.34) (0.45) (0.20) (0.05) (0.77) (0.10)
Net realized gains ................. (0.83) (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ................... (1.17) (0.61) (0.86) (0.60) (2.45) (0.13)
Net asset value, end of period .......... $13.47 $13.31 $12.18 $10.28 $9.50 $13.67
Total return
d
....................... 10.25% 14.99% 28.48% 15.56% (15.67)% 29.73%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.31% 1.66% 2.97% 5.04% 7.69% 12.89%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.06)% (0.05)% (0.06)% (0.08)% (0.07)% (0.07)%
Net investment income
c
............... 2.94% 1.48% 1.20% 1.18% 1.18% 0.88%
Supplemental data
Net assets, end of period (000’s) ........ $18 $18 $16 $13 $11 $13
Portfolio turnover rate ................ 10% 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.30 $12.19 $10.28 $9.51 $13.68 $10.66
Income from investment operations
a
:
Net investment income
b,c
............ 0.21 0.19 0.12 0.11 0.13 0.11
Net realized and unrealized gains (losses) 1.12 1.56 2.66 1.27 (1.84) 3.05
Total from investment operations ........ 1.33 1.75 2.78 1.38 (1.71) 3.16
Less distributions from:
Net investment income .............. (0.35) (0.48) (0.21) (0.06) (0.78) (0.11)
Net realized gains ................. (0.83) (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ................... (1.18) (0.64) (0.87) (0.61) (2.46) (0.14)
Net asset value, end of period .......... $13.45 $13.30 $12.19 $10.28 $9.51 $13.68
Total return
d
....................... 10.28% 15.09% 28.70% 15.57% (15.55)% 29.87%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.22% 1.56% 2.87% 4.94% 7.59% 12.79%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.16)% (0.15)% (0.16)% (0.18)% (0.17)% (0.17)%
Net investment income
c
............... 3.04% 1.58% 1.13% 1.13% 1.16% 0.91%
Supplemental data
Net assets, end of period (000’s) ........ $14,248 $10,818 $6,620 $2,051 $1,050 $748
Portfolio turnover rate ................ 10% 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2060 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.29 $12.18 $10.28 $9.51 $13.67 $10.66
Income from investment operations
a
:
Net investment income
b,c
............ 0.17 0.18 0.13 0.11 0.13 0.11
Net realized and unrealized gains (losses) 1.15 1.56 2.63 1.26 (1.84) 3.03
Total from investment operations ........ 1.32 1.74 2.76 1.37 (1.71) 3.14
Less distributions from:
Net investment income .............. (0.33) (0.47) (0.20) (0.05) (0.77) (0.10)
Net realized gains ................. (0.83) (0.16) (0.66) (0.55) (1.68) (0.03)
Total distributions ................... (1.16) (0.63) (0.86) (0.60) (2.45) (0.13)
Net asset value, end of period .......... $13.45 $13.29 $12.18 $10.28 $9.51 $13.67
Total return
d
....................... 10.25% 14.97% 28.49% 15.44% (15.58)% 29.74%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.29% 1.66% 2.97% 5.04% 7.69% 12.89%
Expenses net of waiver and payments by
affiliates
f,g
......................... (0.05)% (0.05)% (0.06)% (0.08)% (0.07)% (0.07)%
Net investment income
c
............... 2.58% 1.48% 1.21% 1.17% 1.18% 0.89%
Supplemental data
Net assets, end of period (000’s) ........ $27 $32 $24 $18 $14 $16
Portfolio turnover rate ................ 10% 31% 19% 28% 25% 61%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
g
Management fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam Retirement Advantage 2060 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 99.5%
Asset Allocation 99.5%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 587,596 $ 10,177,164
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 307,021 6,954,015
17,131,179
Total Investments In Underlying Funds (Cost $ 15,635,157 ) .......................
17,131,179
a a a a
Short Term Investments 0.4%
a
Management Investment Companies 0.4%
a,b
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 68,426 68,426
Total Management Investment Companies (Cost $ 68,426 ) ........................
68,426
Total Short Term Investments (Cost $ 68,426 ) ...................................
68,426
a
Total Investments (Cost $ 15,703,583 ) 99.9% ....................................
$17,199,605
Other Assets, less Liabilities 0.1% .............................................
25,920
Net Assets 100.0% ...........................................................
$17,225,525
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.74 $12.62 $10.36 $9.43 $11.88 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.19 0.13 0.05 0.03 0.08 (0.02)
Net realized and unrealized gains (losses) 1.19 1.69 2.80 1.36 (1.86) 1.90
Total from investment operations ........ 1.38 1.82 2.85 1.39 (1.78) 1.88
Less distributions from:
Net investment income .............. (0.29) (0.44) (0.14) (0.02) (0.67) —
Net realized gains ................. (0.70) (0.26) (0.45) (0.44) — —
Total distributions ................... (0.99) (0.70) (0.59) (0.46) (0.67) —
Net asset value, end of period .......... $14.13 $13.74 $12.62 $10.36 $9.43 $11.88
Total return
e
....................... 10.22% 15.14% 28.63% 15.57% (15.94)% 18.80%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 3.42% 5.83% 11.66% 28.68% 70.55% 99.45%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.20% 0.18% 0.20% 0.18% 0.18% 0.12%
Net investment income (loss)
c
.......... 2.65% 1.02% 0.47% 0.32% 0.79% (0.12)%
Supplemental data
Net assets, end of period (000’s) ........ $842 $1,004 $645 $234 $42 $21
Portfolio turnover rate ................ 24% 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.52 $12.45 $10.26 $9.40 $11.82 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.11 0.03 (0.02) —
e
0.01 (0.07)
Net realized and unrealized gains (losses) 1.20 1.67 2.76 1.30 (1.86) 1.89
Total from investment operations ........ 1.31 1.70 2.74 1.30 (1.85) 1.82
Less distributions from:
Net investment income .............. (0.18) (0.37) (0.10) — (0.57) —
Net realized gains ................. (0.70) (0.26) (0.45) (0.44) — —
Total distributions ................... (0.88) (0.63) (0.55) (0.44) (0.57) —
Net asset value, end of period .......... $13.95 $13.52 $12.45 $10.26 $9.40 $11.82
Total return
f
........................ 9.84% 14.29% 27.72% 14.54% (16.50)% 18.20%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 4.18% 6.59% 12.41% 29.43% 71.30% 99.96%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.95% 0.94% 0.95% 0.93% 0.93% 0.63%
Net investment income (loss)
c
.......... 1.53% 0.27% (0.18)% (0.03)% 0.06% (0.63)%
Supplemental data
Net assets, end of period (000’s) ........ $100 $84 $67 $32 $12 $12
Portfolio turnover rate ................ 24% 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.68 $12.57 $10.33 $9.42 $11.85 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.13 0.08 0.04 0.04 0.05 (0.04)
Net realized and unrealized gains (losses) 1.22 1.68 2.76 1.31 (1.87) 1.89
Total from investment operations ........ 1.35 1.76 2.80 1.35 (1.82) 1.85
Less distributions from:
Net investment income .............. (0.23) (0.39) (0.11) — (0.61) —
Net realized gains ................. (0.70) (0.26) (0.45) (0.44) — —
Total distributions ................... (0.93) (0.65) (0.56) (0.44) (0.61) —
Net asset value, end of period .......... $14.10 $13.68 $12.57 $10.33 $9.42 $11.85
Total return
e
....................... 10.04% 14.69% 28.10% 15.06% (16.26)% 18.50%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 3.83% 6.24% 12.06% 29.08% 70.95% 99.72%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.60% 0.59% 0.60% 0.58% 0.58% 0.39%
Net investment income (loss)
c
.......... 1.88% 0.62% 0.38% 0.41% 0.47% (0.39)%
Supplemental data
Net assets, end of period (000’s) ........ $24 $23 $19 $11 $10 $12
Portfolio turnover rate ................ 24% 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class R3
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.78 $12.66 $10.38 $9.44 $11.87 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.15 0.03 0.07 0.06 0.08 (0.02)
Net realized and unrealized gains (losses) 1.23 1.77 2.78 1.32 (1.87) 1.89
Total from investment operations ........ 1.38 1.80 2.85 1.38 (1.79) 1.87
Less distributions from:
Net investment income .............. (0.12) (0.42) (0.12) —
e
(0.64) —
Net realized gains ................. (0.70) (0.26) (0.45) (0.44) — —
Total distributions ................... (0.82) (0.68) (0.57) (0.44) (0.64) —
Net asset value, end of period .......... $14.34 $13.78 $12.66 $10.38 $9.44 $11.87
Total return
f
........................ 10.20% 14.88% 28.47% 15.37% (16.03)% 18.70%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 3.59% 5.99% 11.81% 28.83% 70.70% 99.55%
Expenses net of waiver and payments by
affiliates
h
.......................... 0.35% 0.34% 0.35% 0.33% 0.33% 0.22%
Net investment income (loss)
c
.......... 2.17% 1.29% 0.59% 0.66% 0.72% (0.22)%
Supplemental data
Net assets, end of period (000’s) ........ $22 $16 $15 $11 $10 $12
Portfolio turnover rate ................ 24% 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class R4
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.80 $12.66 $10.38 $9.46 $11.89 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
........ 0.17 0.14 0.09 0.08 0.06 (0.01)
Net realized and unrealized gains (losses) 1.22 1.70 2.79 1.32 (1.82) 1.90
Total from investment operations ........ 1.39 1.84 2.88 1.40 (1.76) 1.89
Less distributions from:
Net investment income .............. (0.29) (0.44) (0.15) (0.04) (0.67) —
Net realized gains ................. (0.70) (0.26) (0.45) (0.44) — —
Total distributions ................... (0.99) (0.70) (0.60) (0.48) (0.67) —
Net asset value, end of period .......... $14.20 $13.80 $12.66 $10.38 $9.46 $11.89
Total return
e
....................... 10.31% 15.29% 28.81% 15.55% (15.79)% 18.90%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 3.32% 5.74% 11.56% 28.58% 70.45% 99.39%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.10% 0.09% 0.10% 0.08% 0.08% 0.06%
Net investment income (loss)
c
.......... 2.39% 1.12% 0.81% 0.86% 0.54% (0.06)%
Supplemental data
Net assets, end of period (000’s) ........ $107 $85 $75 $57 $34 $12
Portfolio turnover rate ................ 24% 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class R5
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.83 $12.70 $10.40 $9.47 $11.90 $10.00
Income from investment operations
b
:
Net investment income
c,d
............ 0.18 0.16 0.11 0.10 0.12 0.01
Net realized and unrealized gains (losses) 1.23 1.70 2.80 1.31 (1.87) 1.89
Total from investment operations ........ 1.41 1.86 2.91 1.41 (1.75) 1.90
Less distributions from:
Net investment income .............. (0.31) (0.47) (0.16) (0.04) (0.68) —
Net realized gains ................. (0.70) (0.26) (0.45) (0.44) — —
Total distributions ................... (1.01) (0.73) (0.61) (0.48) (0.68) —
Net asset value, end of period .......... $14.23 $13.83 $12.70 $10.40 $9.47 $11.90
Total return
e
....................... 10.41% 15.37% 29.08% 15.71% (15.66)% 19.00%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 3.18% 5.58% 11.41% 28.43% 70.30% 99.29%
Expenses net of waiver and payments by
affiliates
g ,h
......................... (0.05)% (0.06)% (0.05)% (0.07)% (0.07)% (0.04)%
Net investment income
c
............... 2.58% 1.27% 0.99% 1.06% 1.11% 0.04%
Supplemental data
Net assets, end of period (000’s) ........ $19 $17 $15 $12 $10 $12
Portfolio turnover rate ................ 24% 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
h
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.83 $12.70 $10.40 $9.47 $11.91 $10.00
Income from investment operations
b
:
Net investment income
c,d
............ 0.19 0.17 0.12 0.08 0.06 0.01
Net realized and unrealized gains (losses) 1.22 1.70 2.80 1.34 (1.80) 1.90
Total from investment operations ........ 1.41 1.87 2.92 1.42 (1.74) 1.91
Less distributions from:
Net investment income .............. (0.32) (0.48) (0.17) (0.05) (0.70) —
Net realized gains ................. (0.70) (0.26) (0.45) (0.44) — —
Total distributions ................... (1.02) (0.74) (0.62) (0.49) (0.70) —
Net asset value, end of period .......... $14.22 $13.83 $12.70 $10.40 $9.47 $11.91
Total return
e
....................... 10.42% 15.50% 29.20% 15.83% (15.65)% 19.10%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 3.09% 5.48% 11.31% 28.33% 70.20% 99.22%
Expenses net of waiver and payments by
affiliates
g,h
......................... (0.15)% (0.17)% (0.15)% (0.17)% (0.17)% (0.11)%
Net investment income
c
............... 2.76% 1.37% 1.05% 0.81% 0.60% 0.11%
Supplemental data
Net assets, end of period (000’s) ........ $3,094 $2,011 $275 $141 $36 $12
Portfolio turnover rate ................ 24% 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
h
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2065 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended August 31,
Year Ended
August 31,
2021
a
2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $13.83 $12.69 $10.40 $9.46 $11.90 $10.00
Income from investment operations
b
:
Net investment income
c,d
............ 0.18 0.16 0.15 0.10 0.12 —
e
Net realized and unrealized gains (losses) 1.22 1.71 2.75 1.32 (1.87) 1.90
Total from investment operations ........ 1.40 1.87 2.90 1.42 (1.75) 1.90
Less distributions from:
Net investment income .............. (0.31) (0.47) (0.16) (0.04) (0.69) —
Net realized gains ................. (0.70) (0.26) (0.45) (0.44) — —
Total distributions ................... (1.01) (0.73) (0.61) (0.48) (0.69) —
Net asset value, end of period .......... $14.22 $13.83 $12.69 $10.40 $9.46 $11.90
Total return
f
........................ 10.34% 15.47% 28.97% 15.83% (15.73)% 19.00%
Ratios to average net assets
g
Expenses before waiver and payments by
affiliates .......................... 3.18% 5.58% 11.41% 28.43% 70.30% 99.29%
Expenses net of waiver and payments by
affiliates
h , i
......................... (0.05)% (0.07)% (0.05)% (0.07)% (0.07)% (0.04)%
Net investment income
c
............... 2.56% 1.27% 1.37% 1.04% 1.11% 0.04%
Supplemental data
Net assets, end of period (000’s) ........ $62 $52 $17 $25 $22 $27
Portfolio turnover rate ................ 24% 48% 33% 13% 10% 1%
a
For the period December 30, 2020 (commencement of operations) to August 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.
i
Management fees and asset allocation fees paid by the Fund are waived on assets invested in the Underlying Funds. The net expense ratio is negative as a result of this waiver.

Putnam Target Date Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam Retirement Advantage 2065 Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Investments In Underlying Funds 98.7%
Asset Allocation 98.7%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 190,900 $ 3,306,382
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 40,098 908,226
4,214,608
Total Investments In Underlying Funds (Cost $ 3,840,576 ) ........................
4,214,608
a a a a
Short Term Investments 0.5%
a
Management Investment Companies 0.5%
a,b
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 19,576 19,576
Total Management Investment Companies (Cost $ 19,576 ) ........................
19,576
Total Short Term Investments (Cost $ 19,576 ) ...................................
19,576
a
Total Investments (Cost $ 3,860,152 ) 99.2% .....................................
$4,234,184
Other Assets, less Liabilities 0.8% .............................................
35,168
Net Assets 100.0% ...........................................................
$4,269,352
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended
August 31,
2025
a
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.40 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
......................................................... 0.14 (—)
e
Net realized and unrealized gains (losses) ................................................ 0.91 0.40
Total from investment operations ......................................................... 1.05 0.40
Less distributions from:
Net investment income ............................................................... (0.21) —
Net asset value, end of period ........................................................... $11.24 $10.40
Total return
f
......................................................................... 10.17% 4.00%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................... 11.78% 27.18%
Expenses net of waiver and payments by affiliates
h
........................................... 0.20% 0.20%
Net investment income (loss)
d
........................................................... 2.60% (0.24)%
Supplemental data
Net assets, end of period (000’s) ......................................................... $265 $30
Portfolio turnover rate ................................................................. 4% —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended
August 31,
2025
a
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.40 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
......................................................... 0.08 (0.01)
Net realized and unrealized gains (losses) ................................................ 0.94 0.41
Total from investment operations ......................................................... 1.02 0.40
Less distributions from:
Net investment income ............................................................... (0.19) —
Net asset value, end of period ........................................................... $11.23 $10.40
Total return
e
........................................................................ 9.86% 4.00%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................... 15.33% 28.16%
Expenses net of waiver and payments by affiliates
g
........................................... 0.95% 0.96%
Net investment income (loss)
d
........................................................... 1.48% (0.92)%
Supplemental data
Net assets, end of period (000’s) ......................................................... $11 $10
Portfolio turnover rate ................................................................. 4% —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended
August 31,
2025
a
Class R
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.41 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
......................................................... 0.10 (—)
e
Net realized and unrealized gains (losses) ................................................ 0.92 0.41
Total from investment operations ......................................................... 1.02 0.41
Less distributions from:
Net investment income ............................................................... (0.20) —
Net asset value, end of period ........................................................... $11.23 $10.41
Total return
f
......................................................................... 9.90% 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................... 14.97% 27.82%
Expenses net of waiver and payments by affiliates
h
........................................... 0.60% 0.62%
Net investment income (loss)
d
........................................................... 1.83% (0.58)%
Supplemental data
Net assets, end of period (000’s) ......................................................... $11 $10
Portfolio turnover rate ................................................................. 4% —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended
August 31,
2025
a
Class R3
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.41 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
......................................................... 0.11 (—)
e
Net realized and unrealized gains (losses) ................................................ 0.93 0.41
Total from investment operations ......................................................... 1.04 0.41
Less distributions from:
Net investment income ............................................................... (0.21) —
Net asset value, end of period ........................................................... $11.24 $10.41
Total return
f
......................................................................... 10.09% 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................... 15.75% 27.58%
Expenses net of waiver and payments by affiliates
h
........................................... 0.35% 0.39%
Net investment income (loss)
d
........................................................... 2.08% (0.35)%
Supplemental data
Net assets, end of period (000’s) ......................................................... $11 $10
Portfolio turnover rate ................................................................. 4% —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended
August 31,
2025
a
Class R4
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.41 $10.00
Income from investment operations
b
:
Net investment income (loss)
c,d
......................................................... 0.22 (—)
e
Net realized and unrealized gains (losses) ................................................ 0.84 0.41
Total from investment operations ......................................................... 1.06 0.41
Less distributions from:
Net investment income ............................................................... (0.22) —
Net asset value, end of period ........................................................... $11.25 $10.41
Total return
f
......................................................................... 10.25% 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................... 15.21% 27.34%
Expenses net of waiver and payments by affiliates
h
........................................... 0.09% 0.14%
Net investment income (loss)
d
........................................................... 4.11% (0.11)%
Supplemental data
Net assets, end of period (000’s) ......................................................... $45 $10
Portfolio turnover rate ................................................................. 4% —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended
August 31,
2025
a
Class R5
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.41 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.13 —
e
Net realized and unrealized gains (losses) ................................................ 0.94 0.41
Total from investment operations ......................................................... 1.07 0.41
Less distributions from:
Net investment income ............................................................... (0.23) —
Net asset value, end of period ........................................................... $11.25 $10.41
Total return
f
......................................................................... 10.35% 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................... 14.34% 27.19%
Expenses net of waiver and payments by affiliates
h
........................................... (0.05)% (0.01)%
Net investment income
d
................................................................ 2.48% 0.05%
Supplemental data
Net assets, end of period (000’s) ......................................................... $11 $10
Portfolio turnover rate ................................................................. 4% —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended
August 31,
2025
a
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.41 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.14 —
e
Net realized and unrealized gains (losses) ................................................ 0.93 0.41
Total from investment operations ......................................................... 1.07 0.41
Less distributions from:
Net investment income ............................................................... (0.23) —
Net asset value, end of period ........................................................... $11.25 $10.41
Total return
f
......................................................................... 10.39% 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................... 14.25% 27.10%
Expenses net of waiver and payments by affiliates
h
........................................... (0.15)% (0.11)%
Net investment income
d
................................................................ 2.57% 0.14%
Supplemental data
Net assets, end of period (000’s) ......................................................... $1,073 $968
Portfolio turnover rate ................................................................. 4% —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Financial Highlights
Putnam Retirement Advantage 2070 Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2026
(unaudited)
Year Ended
August 31,
2025
a
Class Y
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................................................... $10.41 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.13 —
e
Net realized and unrealized gains (losses) ................................................ 0.94 0.41
Total from investment operations ......................................................... 1.07 0.41
Less distributions from:
Net investment income ............................................................... (0.23) —
Net asset value, end of period ........................................................... $11.25 $10.41
Total return
f
......................................................................... 10.35% 4.10%
Ratios to average net assets
g
Expenses before waiver and payments by affiliates ........................................... 14.33% 27.19%
Expenses net of waiver and payments by affiliates
h
........................................... (0.05)% (0.01)%
Net investment income
d
................................................................ 2.48% 0.05%
Supplemental data
Net assets, end of period (000’s) ......................................................... $11 $10
Portfolio turnover rate ................................................................. 4% —%
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.
e
Amount rounds to less than $0.01 per share.
f
Total return is not annualized for periods less than one year.
g
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
h
Does not include fees and expenses of the Underlying Funds in which the Fund invests.

Putnam Target Date Funds
Schedule of Investments (unaudited), February 28, 2026
Putnam Retirement Advantage 2070 Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Investments In Underlying Funds 96.4%
Asset Allocation 96.4%
a
Putnam Dynamic Asset Allocation Equity Fund , Class P ....................... 62,943 $ 1,090,177
a
Putnam Dynamic Asset Allocation Growth Fund , Class P ...................... 13,203 299,042
1,389,219
Total Investments In Underlying Funds (Cost $ 1,287,493 ) ........................
1,389,219
a a a a
Short Term Investments 0.5%
a
Management Investment Companies 0.5%
a,b
Putnam Short Term Investment Fund , Class P , 3.852% ....................... 6,561 6,561
Total Management Investment Companies (Cost $ 6,561 ) .........................
6,561
Total Short Term Investments (Cost $ 6,561 ) ....................................
6,561
a
Total Investments (Cost $ 1,294,054 ) 96.9% .....................................
$1,395,780
Other Assets, less Liabilities 3.1% .............................................
45,467
Net Assets 100.0% ...........................................................
$1,441,247
a
See Note 3(f) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f) ..... $41,984,971 $45,128,706 $51,112,423 $43,177,828
Value - Non-controlled affiliates (Note 3f) ..... 44,853,165 46,998,588 52,961,899 45,020,083
Cash ................................. 35,064 5,022 1,202 9
Receivables:
Investment securities sold ................ — 1,291 33,291 31
Capital shares sold ..................... 91,413 44,082 42,143 57,304
Affiliates ............................. 25,278 14,538 15,427 15,371
Prepaid expenses ....................... 51,530 46,318 45,867 46,019
Total assets ....................... 45,056,450 47,109,839 53,099,829 45,138,817
Liabilities:
Payables:
Investment securities purchased ........... 21,004 49,059 37,795 55,380
Capital shares redeemed ................ 1,863 20,809 34,735 8,109
Administrative fees ..................... 14 4 47 19
Distribution fees ....................... 1,181 1,166 1,638 1,296
Transfer agent fees ..................... 3,397 4,041 5,189 4,116
Reports to shareholders fees ............. — 18,263 18,216 20,080
Professional fees ...................... 49,147 17,384 17,942 11,903
Trustees' fees and expenses .............. 7 11 25 10
Distributions to shareholders .............. 69,147 — — —
Accrued expenses and other liabilities ........ 139,574 4,301 4,292 4,301
Total liabilities ...................... 285,334 115,038 119,879 105,214
Net assets, at value .............. $44,771,116 $46,994,801 $52,979,950 $45,033,603
Net assets consist of:
Paid-in capital .......................... $41,863,227 $45,101,269 $50,130,547 $42,209,494
Total distributable earnings (losses) .......... 2,907,889 1,893,532 2,849,403 2,824,109
Net assets, at value .............. $44,771,116 $46,994,801 $52,979,950 $45,033,603

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Class A:
Net assets, at value .................... $6,079,892 $5,679,845 $8,047,650 $6,245,871
Shares outstanding ..................... 542,077 516,516 708,361 539,452
Net asset value per share
a,b
............... $11.22 $11.00 $11.36 $11.58
Maximum offering price per share (net asset
value per share ÷ 96.00%, 94.25%, 94.25% and
94.25%, respectively)
b
................... $11.69 $11.67 $12.05 $12.29
Class C:
Net assets, at value .................... $12,438 $36,935 $22,969 $58,827
Shares outstanding ..................... 1,129 3,294 1,948 5,006
Net asset value and maximum offering price per
share
a,b
.............................. $11.02 $11.21 $11.79 $11.75
Class R:
Net assets, at value .................... $11,654 $52,329 $188,501 $120,777
Shares outstanding ..................... 1,049 4,756 16,622 10,431
Net asset value and maximum offering price per
share
b
............................... $11.11 $11.00 $11.34 $11.58
Class R3:
Net assets, at value .................... $11,762 $167,669 $53,945 $74,849
Shares outstanding ..................... 1,053 15,210 4,738 6,456
Net asset value and maximum offering price per
share
b
............................... $11.18 $11.02 $11.38 $11.59
Class R4:
Net assets, at value .................... $30,160 $198,600 $403,543 $84,980
Shares outstanding ..................... 2,684 17,787 35,417 7,302
Net asset value and maximum offering price per
share
b
............................... $11.24 $11.17 $11.39 $11.64
Class R5:
Net assets, at value .................... $11,927 $13,267 $14,314 $15,019
Shares outstanding ..................... 1,058 1,197 1,251 1,288
Net asset value and maximum offering price per
share
b
............................... $11.27 $11.08 $11.44 $11.66
Class R6:
Net assets, at value .................... $38,526,132 $40,376,017 $44,047,566 $38,344,095
Shares outstanding ..................... 3,406,444 3,642,888 3,850,482 3,286,920
Net asset value and maximum offering price per
share
b
............................... $11.31 $11.08 $11.44 $11.67
Class Y:
Net assets, at value .................... $87,151 $470,139 $201,462 $89,185
Shares outstanding ..................... 7,727 42,442 17,631 7,658
Net asset value and maximum offering price per
share
b
............................... $11.28 $11.08 $11.43 $11.65
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f) ..... $29,952,855 $29,140,009 $21,158,915 $15,703,583
Value - Non-controlled affiliates (Note 3f) ..... 32,299,896 31,226,074 22,811,997 17,199,605
Cash ................................. 842 592 9 94
Receivables:
Investment securities sold ................ 110 25,446 951 —
Capital shares sold ..................... 32,294 42,690 29,929 33,872
Affiliates ............................. 14,307 14,414 12,392 11,170
Prepaid expenses ....................... 46,004 46,207 45,725 45,649
Total assets ....................... 32,393,453 31,355,423 22,901,003 17,290,390
Liabilities:
Payables:
Investment securities purchased ........... 29,562 37,863 29,930 33,814
Capital shares redeemed ................ 67 27,277 20 1,538
Administrative fees ..................... 22 23 2 9
Distribution fees ....................... 912 685 736 582
Transfer agent fees ..................... 3,058 2,806 2,219 1,733
Reports to shareholders fees ............. 20,870 21,032 20,659 24,448
Professional fees ...................... 11,622 4,418 675 —
Trustees' fees and expenses .............. 5 15 5 5
Accrued expenses and other liabilities ........ 4,311 4,312 4,325 2,736
Total liabilities ...................... 70,429 98,431 58,571 64,865
Net assets, at value .............. $32,323,024 $31,256,992 $22,842,432 $17,225,525
Net assets consist of:
Paid-in capital .......................... $29,013,768 $28,081,100 $20,553,681 $15,186,323
Total distributable earnings (losses) .......... 3,309,256 3,175,892 2,288,751 2,039,202
Net assets, at value .............. $32,323,024 $31,256,992 $22,842,432 $17,225,525

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Class A:
Net assets, at value .................... $3,821,446 $2,057,495 $3,032,662 $2,471,876
Shares outstanding ..................... 307,648 164,440 228,809 184,806
Net asset value per share
a,b
............... $12.42 $12.51 $13.25 $13.38
Maximum offering price per share (net asset
value per share ÷ 94.25%)
b
............... $13.18 $13.27 $14.06 $14.20
Class C:
Net assets, at value .................... $35,196 $64,285 $183,788 $62,844
Shares outstanding ..................... 2,781 5,172 14,001 4,743
Net asset value and maximum offering price per
share
a,b
.............................. $12.66 $12.43 $13.13 $13.25
Class R:
Net assets, at value .................... $419,413 $683,122 $62,443 $155,295
Shares outstanding ..................... 33,870 54,668 4,719 11,697
Net asset value and maximum offering price per
share
b
............................... $12.38 $12.50 $13.23 $13.28
Class R3:
Net assets, at value .................... $15,719 $26,376 $16,960 $21,344
Shares outstanding ..................... 1,259 2,100 1,273 1,594
Net asset value and maximum offering price per
share
b
............................... $12.49 $12.56 $13.32 $13.39
Class R4:
Net assets, at value .................... $40,578 $71,797 $314,554 $220,905
Shares outstanding ..................... 3,240 5,709 23,644 15,998
Net asset value and maximum offering price per
share
b
............................... $12.52 $12.58 $13.30 $13.81
Class R5:
Net assets, at value .................... $15,950 $16,702 $17,209 $17,959
Shares outstanding ..................... 1,275 1,325 1,290 1,334
Net asset value and maximum offering price per
share
b
............................... $12.51 $12.60 $13.34 $13.47
Class R6:
Net assets, at value .................... $27,523,872 $28,227,292 $19,062,855 $14,248,176
Shares outstanding ..................... 2,199,418 2,238,818 1,428,068 1,059,601
Net asset value and maximum offering price per
share
b
............................... $12.51 $12.61 $13.35 $13.45
Class Y:
Net assets, at value .................... $450,850 $109,923 $151,961 $27,126
Shares outstanding ..................... 36,081 8,725 11,395 2,017
Net asset value and maximum offering price per
share
b
............................... $12.50 $12.60 $13.34 $13.45
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
Assets:
Investments in securities:
Cost - Non-controlled affiliates (Note 3f) ....................................... $3,860,152 $1,294,054
Value - Non-controlled affiliates (Note 3f) ....................................... 4,234,184 1,395,780
Cash ................................................................... 6,427 —
Receivables:
Capital shares sold ....................................................... 8,359 12
Affiliates ............................................................... — 54,049
Prepaid expenses ......................................................... 50,799 8,926
Offering costs ............................................................ — 51,677
Total assets ......................................................... 4,299,769 1,510,444
Liabilities:
Payables:
Investment securities purchased ............................................. 9,391 13
Management fees ........................................................ 5,113 —
Administrative fees ....................................................... 1 3
Distribution fees ......................................................... 80 63
Transfer agent fees ....................................................... 409 199
Reports to shareholders fees ............................................... 29,603 29,834
Professional fees ........................................................ — (4,262)
Trustees' fees and expenses ................................................ — 40
Funds advanced by custodian ................................................ — 2
Accrued expenses and other liabilities .......................................... (14,180) 43,305
Total liabilities ........................................................ 30,417 69,197
Net assets, at value ................................................ $4,269,352 $1,441,247
Net assets consist of:
Paid-in capital ............................................................ $3,748,756 $1,302,528
Total distributable earnings (losses) ............................................ 520,596 138,719
Net assets, at value ................................................ $4,269,352 $1,441,247

Putnam Target Date Funds
Financial Statements
Statements of Assets and Liabilities
(continued)
February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
Class A:
Net assets, at value ...................................................... $841,671 $265,396
Shares outstanding ....................................................... 59,571 23,610
Net asset value per share
a,b
................................................. $14.13 $11.24
Maximum offering price per share (net asset value per share ÷ 94.25%)
b
............... $14.99 $11.93
Class C:
Net assets, at value ...................................................... $99,971 $11,422
Shares outstanding ....................................................... 7,167 1,017
Net asset value and maximum offering price per share
a,b
........................... $13.95 $11.23
Class R:
Net assets, at value ...................................................... $23,753 $11,445
Shares outstanding ....................................................... 1,685 1,019
Net asset value and maximum offering price per share
b
............................ $14.10 $11.23
Class R3:
Net assets, at value ...................................................... $22,025 $11,461
Shares outstanding ....................................................... 1,536 1,020
Net asset value and maximum offering price per share
b
............................ $14.34 $11.24
Class R4:
Net assets, at value ...................................................... $106,975 $45,146
Shares outstanding ....................................................... 7,536 4,013
Net asset value and maximum offering price per share
b
............................ $14.20 $11.25
Class R5:
Net assets, at value ...................................................... $19,483 $11,487
Shares outstanding ....................................................... 1,369 1,021
Net asset value and maximum offering price per share
b
............................ $14.23 $11.25
Class R6:
Net assets, at value ...................................................... $3,093,790 $1,073,403
Shares outstanding ....................................................... 217,538 95,402
Net asset value and maximum offering price per share
b
............................ $14.22 $11.25
Class Y:
Net assets, at value ...................................................... $61,684 $11,487
Shares outstanding ....................................................... 4,338 1,021
Net asset value and maximum offering price per share
b
............................ $14.22 $11.25
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Target Date Funds
Financial Statements
Statements of Operations
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) .......... $815,685 $787,178 $854,984 $761,037
Expenses:
Management fees (Note 3 a ) ................ 74,856 74,346 91,842 80,043
Administrative fees (Note 3 b ) ............... 475 440 562 455
Distribution fees: (Note 3c )
    Class A ............................. 7,469 6,627 9,533 7,430
    Class C ............................. 122 250 111 279
    Class R ............................. 30 85 436 313
    Class R3 ............................ 46 132 57 48
Transfer agent fees: (Note 3e )
    Class A ............................. 3,492 3,059 4,447 3,447
    Class C ............................. 15 28 13 33
    Class R ............................. 16 46 233 164
    Class R3 ............................ 49 139 61 49
    Class R4 ............................ 27 119 337 103
    Class R5 ............................ 7 8 8 9
    Class R6 ............................ 4,432 4,225 4,956 4,296
    Class Y ............................. 21 270 60 50
Reports to shareholders fees ............... 11,483 10,975 11,164 10,533
Registration and filing fees ................. 40,229 32,248 33,248 33,008
Professional fees ........................ 89,856 20,270 20,718 18,448
Trustees' fees and expenses ............... 633 608 733 613
Other ................................. (6,800) 1,514 1,584 1,563
Total expenses ...................... 226,458 155,389 180,103 160,884
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (220,396) (161,657) (183,435) (172,926)
Net expenses ...................... 6,062 (6,268) (3,332) (12,042)
Net investment income ............. 809,623 793,446 858,316 773,079
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3f) ......... 332,479 144,244 757,685 303,817
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) ......... — 557,752 1,675,269 1,702,152
Net realized gain (loss) ............... 332,479 701,996 2,432,954 2,005,969
Net change in unrealized appreciation
(depreciation) on:
Investments:
Non-controlled affiliates (Note 3f) ......... 1,483,077 874,830 8,227 456,444
Net realized and unrealized gain (loss) ......... 1,815,556 1,576,826 2,441,181 2,462,413
Net increase (decrease) in net assets resulting from
operations ............................... $2,625,179 $2,370,272 $3,299,497 $3,235,492

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) .......... $571,436 $544,311 $337,388 $216,420
Expenses:
Management fees (Note 3 a ) ................ 57,978 58,676 42,321 32,349
Administrative fees (Note 3 b ) ............... 326 317 208 159
Distribution fees: (Note 3c )
    Class A ............................. 4,465 2,383 3,510 2,936
    Class C ............................. 206 302 688 381
    Class R ............................. 820 1,232 89 203
    Class R3 ............................ 20 26 21 25
Transfer agent fees: (Note 3e )
    Class A ............................. 2,074 1,109 1,628 1,360
    Class C ............................. 24 35 80 43
    Class R ............................. 433 677 43 102
    Class R3 ............................ 21 27 22 26
    Class R4 ............................ 69 84 215 134
    Class R5 ............................ 10 10 10 10
    Class R6 ............................ 3,044 3,210 2,083 1,530
    Class Y ............................. 216 72 85 17
Reports to shareholders fees ............... 10,644 10,124 9,795 9,850
Registration and filing fees ................. 32,365 32,607 32,232 32,187
Professional fees ........................ 16,332 15,462 13,902 12,955
Trustees' fees and expenses ............... 428 432 291 218
Other ................................. 1,260 1,472 1,731 1,615
Total expenses ...................... 130,735 128,257 108,954 96,100
Expenses waived/paid by affiliates (Note 3f
and 3g) ........................... (144,893) (145,900) (118,941) (102,688)
Net expenses ...................... (14,158) (17,643) (9,987) (6,588)
Net investment income ............. 585,594 561,954 347,375 223,008
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3f) ......... 673,448 497,402 146,600 260,517
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) ......... 1,313,290 1,291,026 833,357 559,176
Net realized gain (loss) ............... 1,986,738 1,788,428 979,957 819,693
Net change in unrealized appreciation
(depreciation) on:
Investments:
Non-controlled affiliates (Note 3f) ......... (14,500) 285,445 577,406 409,365
Net realized and unrealized gain (loss) ......... 1,972,238 2,073,873 1,557,363 1,229,058
Net increase (decrease) in net assets resulting from
operations ............................... $2,557,832 $2,635,827 $1,904,738 $1,452,066

Putnam Target Date Funds
Financial Statements
Statements of Operations
(continued)
for the six months ended February 28, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) ............................................ $50,737 $16,489
Expenses:
Management fees (Note 3 a ) .................................................. 8,438 2,950
Administrative fees (Note 3 b ) ................................................. 40 10
Distribution fees: (Note 3c )
    Class A ............................................................... 1,271 271
    Class C ............................................................... 467 54
    Class R ............................................................... 59 27
    Class R3 .............................................................. 23 14
Transfer agent fees: (Note 3e )
    Class A ............................................................... 601 132
    Class C ............................................................... 54 6
    Class R ............................................................... 30 14
    Class R3 .............................................................. 24 15
    Class R4 .............................................................. 123 34
    Class R5 .............................................................. 11 7
    Class R6 .............................................................. 310 127
    Class Y ............................................................... 34 7
Reports to shareholders fees ................................................. 12,935 44,455
Registration and filing fees ................................................... 16,565 1,622
Professional fees .......................................................... 18,460 10,461
Trustees' fees and expenses ................................................. 56 51
Amortization of offering costs (Note 1 d ) ......................................... — 59,186
Other ................................................................... 1,786 1,439
Total expenses ........................................................ 61,287 120,882
Expenses waived/paid by affiliates (Note 3f and 3g) ............................. (61,610) (121,315)
Net expenses ........................................................ (323) (433)
Net investment income ............................................... 51,060 16,922
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Non-controlled affiliates (Note 3f) ........................................... 64,230 4,291
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3f) ........................................... 136,772 44,398
Net realized gain (loss) ................................................. 201,002 48,689
Net change in unrealized appreciation (depreciation) on:
Investments:
Non-controlled affiliates (Note 3f) ........................................... 125,523 60,591
Net realized and unrealized gain (loss) ........................................... 326,525 109,280
Net increase (decrease) in net assets resulting from operations ......................... $377,585 $126,202

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Retirement Advantage Maturity Fund Putnam Retirement Advantage 2030 Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $809,623 $1,044,684 $793,446 $1,465,969
Net realized gain (loss) ............ 332,479 1,137,345 701,996 2,937,331
Net change in unrealized appreciation
(depreciation) ................. 1,483,077 (447,815) 874,830 (1,450,613)
Net increase (decrease) in net
assets resulting from operations . 2,625,179 1,734,214 2,370,272 2,952,687
Distributions to shareholders:
Class A ........................ (161,632) (84,568) (382,237) (86,597)
Class C ........................ (465) (494) (1,447) (10,372)
Class R ........................ (302) (446) (3,616) (508)
Class R3 ....................... (851) (468) (11,302) (541)
Class R4 ....................... (684) (650) (11,987) (850)
Class R5 ....................... (333) (513) (980) (600)
Class R6 ....................... (1,020,071) (949,718) (2,418,271) (1,511,257)
Class Y ........................ (1,099) (1,296) (31,277) (37,467)
Total distributions to shareholders ..... (1,185,437) (1,038,153) (2,861,117) (1,648,192)
Capital share transactions: (Note 2 )
Class A ........................ (134,941) 5,149,501 401,100 3,270,312
Class C ........................ (22,756) 22,683 (72,795) 16,162
Class R ........................ (1,707) 1,666 41,103 (67)
Class R3 ....................... (390) 10 160,366 5
Class R4 ....................... 14,364 454 184,103 1,489
Class R5 ....................... — 10 — 5
Class R6 ....................... 2,415,771 18,538,495 8,191,816 4,055,920
Class Y ........................ 50,766 6,984 (266,835) (119,415)
Total capital share transactions ....... 2,321,107 23,719,803 8,638,858 7,224,411
Net increase (decrease) in net
assets ..................... 3,760,849 24,415,864 8,148,013 8,528,906
Net assets:
Beginning of period ................ 41,010,267 16,594,403 38,846,788 30,317,882
End of period ..................... $44,771,116 $41,010,267 $46,994,801 $38,846,788

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Retirement Advantage 2035 Fund Putnam Retirement Advantage 2040 Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $858,316 $1,402,819 $773,079 $977,961
Net realized gain (loss) ............ 2,432,954 4,032,112 2,005,969 4,233,988
Net change in unrealized appreciation
(depreciation) ................. 8,227 (1,226,741) 456,444 (1,278,270)
Net increase (decrease) in net
assets resulting from operations . 3,299,497 4,208,190 3,235,492 3,933,679
Distributions to shareholders:
Class A ........................ (676,623) (296,139) (613,405) (104,306)
Class C ........................ (871) (10,071) (4,475) (5,465)
Class R ........................ (16,514) (768) (11,899) (915)
Class R3 ....................... (4,848) (807) (7,617) (957)
Class R4 ....................... (35,672) (3,226) (8,315) (4,376)
Class R5 ....................... (1,387) (871) (1,667) (1,025)
Class R6 ....................... (3,646,905) (1,972,814) (3,635,449) (2,100,056)
Class Y ........................ (8,694) (3,007) (8,909) (6,116)
Total distributions to shareholders ..... (4,391,514) (2,287,703) (4,291,736) (2,223,216)
Capital share transactions: (Note 2 )
Class A ........................ 1,023,267 3,337,827 843,992 4,065,715
Class C ........................ 771 (124,973) 6,190 (34,781)
Class R ........................ 181,144 5 109,251 164
Class R3 ....................... 41,464 5 64,224 14
Class R4 ....................... 366,625 7,073 11,256 (3,689)
Class R5 ....................... — 5 — 14
Class R6 ....................... 6,881,172 12,761,095 6,390,011 9,410,030
Class Y ........................ 130,862 20,917 9,410 40,654
Total capital share transactions ....... 8,625,305 16,001,954 7,434,334 13,478,121
Net increase (decrease) in net
assets ..................... 7,533,288 17,922,441 6,378,090 15,188,584
Net assets:
Beginning of period ................ 45,446,662 27,524,221 38,655,513 23,466,929
End of period ..................... $52,979,950 $45,446,662 $45,033,603 $38,655,513

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Retirement Advantage 2045 Fund Putnam Retirement Advantage 2050 Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $585,594 $498,637 $561,954 $446,306
Net realized gain (loss) ............ 1,986,738 2,573,960 1,788,428 2,530,345
Net change in unrealized appreciation
(depreciation) ................. (14,500) (59,966) 285,445 12,960
Net increase (decrease) in net
assets resulting from operations . 2,557,832 3,012,631 2,635,827 2,989,611
Distributions to shareholders:
Class A ........................ (379,807) (62,630) (178,106) (50,317)
Class C ........................ (3,449) (7,318) (5,387) (1,913)
Class R ........................ (41,787) (7,971) (59,957) (761)
Class R3 ....................... (1,731) (746) (2,423) (803)
Class R4 ....................... (4,174) (3,705) (6,004) (4,174)
Class R5 ....................... (1,813) (814) (1,616) (874)
Class R6 ....................... (2,648,933) (995,616) (2,456,687) (1,106,055)
Class Y ........................ (45,294) (9,219) (5,369) (2,897)
Total distributions to shareholders ..... (3,126,988) (1,088,019) (2,715,549) (1,167,794)
Capital share transactions: (Note 2 )
Class A ........................ 581,745 1,928,789 361,753 803,394
Class C ........................ (3,342) (112,688) 9,352 26,873
Class R ........................ 262,529 10,629 690,808 753
Class R3 ....................... — 10 10,432 6
Class R4 ....................... (40,407) 2,275 12,232 (15,258)
Class R5 ....................... — 10 — 6
Class R6 ....................... 4,986,559 6,048,260 4,489,179 5,744,563
Class Y ........................ 254,348 55,363 (44,535) 125,842
Total capital share transactions ....... 6,041,432 7,932,648 5,529,221 6,686,179
Net increase (decrease) in net
assets ..................... 5,472,276 9,857,260 5,449,499 8,507,996
Net assets:
Beginning of period ................ 26,850,748 16,993,488 25,807,493 17,299,497
End of period ..................... $32,323,024 $26,850,748 $31,256,992 $25,807,493

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam Retirement Advantage 2055 Fund Putnam Retirement Advantage 2060 Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ............ $347,375 $256,942 $223,008 $157,248
Net realized gain (loss) ............ 979,957 2,002,609 819,693 1,306,853
Net change in unrealized appreciation
(depreciation) ................. 577,406 (184,700) 409,365 153,566
Net increase (decrease) in net
assets resulting from operations . 1,904,738 2,074,851 1,452,066 1,617,667
Distributions to shareholders:
Class A ........................ (257,734) (39,025) (195,657) (32,859)
Class C ........................ (14,780) (5,921) (4,329) (3,067)
Class R ........................ (5,536) (826) (12,377) (843)
Class R3 ....................... (1,557) (870) (1,726) (793)
Class R4 ....................... (27,508) (2,296) (17,368) (587)
Class R5 ....................... (1,640) (942) (1,559) (823)
Class R6 ....................... (1,578,888) (726,124) (1,078,470) (423,925)
Class Y ........................ (13,372) (1,070) (2,293) (1,343)
Total distributions to shareholders ..... (1,901,015) (777,074) (1,313,779) (464,240)
Capital share transactions: (Note 2 )
Class A ........................ 496,551 1,679,485 204,355 1,428,960
Class C ........................ 78,471 (15,190) (44,749) 25,241
Class R ........................ 48,166 19 136,388 5,816
Class R3 ....................... — 20 3,769 12
Class R4 ....................... 279,650 5,222 195,989 4,617
Class R5 ....................... — 20 — 13
Class R6 ....................... 4,303,180 4,890,879 3,313,046 3,247,855
Class Y ........................ 11,943 109,982 (5,341) 5,071
Total capital share transactions ....... 5,217,961 6,670,437 3,803,457 4,717,585
Net increase (decrease) in net
assets ..................... 5,221,684 7,968,214 3,941,744 5,871,012
Net assets:
Beginning of period ................ 17,620,748 9,652,534 13,283,781 7,412,769
End of period ..................... $22,842,432 $17,620,748 $17,225,525 $13,283,781

Putnam Target Date Funds
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Retirement Advantage 2065 Fund Putnam Retirement Advantage 2070 Fund
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
Six Months Ended
February 28, 2026
(unaudited)
Year Ended
August 31, 2025
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $51,060 $26,657 $16,922 $83
Net realized gain (loss) ............ 201,002 280,333 48,689 —
Net change in unrealized appreciation
(depreciation) ................. 125,523 73,616 60,591 41,135
Net increase (decrease) in net
assets resulting from operations . 377,585 380,606 126,202 41,218
Distributions to shareholders:
Class A ........................ (81,722) (33,198) (4,876) —
Class C ........................ (5,857) (3,955) (190) —
Class R ........................ (1,530) (1,058) (205) —
Class R3 ....................... (1,084) (792) (214) —
Class R4 ....................... (6,789) (4,265) (868) —
Class R5 ....................... (1,337) (859) (230) —
Class R6 ....................... (187,106) (53,979) (21,887) —
Class Y ........................ (4,119) (1,041) (231) —
Total distributions to shareholders ..... (289,544) (99,147) (28,701) —
Capital share transactions: (Note 2 )
Class A ........................ (181,138) 205,011 221,975 29,678
Class C ........................ 13,220 3,215 190 10,000
Class R ........................ 452 572 205 10,000
Class R3 ....................... 5,239 174,556 214 10,000
Class R4 ....................... 19,068 (383) 33,485 10,000
Class R5 ....................... 1,616 153 230 10,000
Class R6 ....................... 1,022,689 1,472,371 26,320 930,000
Class Y ........................ 8,323 26,461 231 10,000
Total capital share transactions ....... 889,469 1,881,956 282,850 1,019,678
Net increase (decrease) in net
assets ..................... 977,510 2,163,415 380,351 1,060,896
Net assets:
Beginning of period ................ 3,291,842 1,128,427 1,060,896 —
End of period ..................... $4,269,352 $3,291,842 $1,441,247 $1,060,896
a
For the period August 1, 2025 (commencement of operations) to August 31, 2025.

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

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Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Target Date Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds, ten of which are included in
this report (Funds). The Funds follow the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
apply the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Certain or all
Funds invest primarily in mutual funds (Underlying Funds),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds). The Funds offer eight classes of shares:
Class A, Class C, Class R, Class R3, Class R4, Class R5,
Class R6 and Class Y. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Effective August 1, 2025, the Trust began offering shares of the Putnam Retirement Advantage 2070 Fund.
Effective July 15, 2026, the Funds will be renamed as
follows:
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports is available on the
U.S. Securities and Exchange Commission (SEC) website at
sec.gov. The Underlying Funds’ shareholder reports are not
covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Current Fund Repositioned Fund
Putnam Retirement
Advantage Maturity Fund
Franklin Retirement Advantage
Maturity Fund
Putnam Retirement
Advantage 2030 Fund
Franklin Retirement Advantage
2030 Fund
Putnam Retirement
Advantage 2035 Fund
Franklin Retirement Advantage
2035 Fund
Putnam Retirement
Advantage 2040 Fund
Franklin Retirement Advantage
2040 Fund
Putnam Retirement
Advantage 2045 Fund
Franklin Retirement Advantage
2045 Fund
Putnam Retirement
Advantage 2050 Fund
Franklin Retirement Advantage
2050 Fund
Putnam Retirement
Advantage 2055 Fund
Franklin Retirement Advantage
2055 Fund
Putnam Retirement
Advantage 2060 Fund
Franklin Retirement Advantage
2060 Fund
Putnam Retirement
Advantage 2065 Fund
Franklin Retirement Advantage
2065 Fund
Putnam Retirement
Advantage 2070 Fund
Franklin Retirement Advantage
2070 Fund

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of February 28, 2026, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Funds' federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income and capital
gain distributions by Underlying Funds are recorded
on the ex-dividend date. Distributions to shareholders
are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds. Since the Underlying
Funds have varied expense levels and the Funds may own
different proportions of the Underlying Funds at different
times, the amount of expenses incurred indirectly by the
Funds will vary.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
d. Organization and Offering Costs
Offering costs are amortized on a straight line basis over the first twelve months of operations.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At February 28, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Putnam Retirement Advantage
Maturity Fund
Putnam Retirement Advantage
2030 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended February 28, 2026
Shares sold
a
................................... 23,473 $259,844 83,995 $959,319
Shares issued in reinvestment of distributions .......... 14,449 159,543 35,359 382,237
Shares redeemed ............................... (50,035) (554,328) (82,733) (940,456)
Net increase (decrease) .......................... (12,113) $(134,941) 36,621 $401,100
Year ended August 31, 2025
Shares sold
a
................................... 267,711 $2,799,814 382,651 $4,039,670
Shares issued in reinvestment of distributions .......... 7,877 78,970 8,351 86,597
Shares issued on reorganization .................... 227,868 2,445,028 — —
Shares redeemed ............................... (16,850) (174,311) (80,616) (855,955)
Net increase (decrease) .......................... 486,606 $5,149,501 310,386 $3,270,312
Class C
Class C Shares:
Six Months ended February 28, 2026
Shares sold ................................... 1 $8 199 $2,242
Shares issued in reinvestment of distributions .......... 19 194 131 1,447
Shares redeemed
a
.............................. (2,105) (22,958) (6,867) (76,484)
Net increase (decrease) .......................... (2,085) $(22,756) (6,537) $(72,795)
Year ended August 31, 2025
Shares sold ................................... 6,800 $71,728 19,905 $213,924
Shares issued in reinvestment of distributions .......... 9 99 958 9,834
Shares issued on reorganization .................... 7,738 81,640 — —
Shares redeemed
a
.............................. (12,378) (130,784) (19,156) (207,596)
Net increase (decrease) .......................... 2,169 $22,683 1,707 $16,162
Class R
Class R Shares:
Six Months ended February 28, 2026
Shares sold ................................... — $— 3,337 $38,428
Shares issued in reinvestment of distributions .......... 1 9 247 2,675
Shares redeemed ............................... (157) (1,716) — —
Net increase (decrease) .......................... (156) $(1,707) 3,584 $41,103
Year ended August 31, 2025
Shares sold ................................... 155 $1,658 130 $1,387
Shares issued in reinvestment of distributions .......... 1 8 — —
Shares issued on reorganization .................... 1,224 13,012 — —
Shares redeemed ............................... (1,224) (13,012) (130) (1,454)
Net increase (decrease) .......................... 156 $1,666 — $(67)
Class R3

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
Maturity Fund
Putnam Retirement Advantage
2030 Fund
Shares Amount Shares Amount
Class R3 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 5,379 $59,000 13,074 $150,032
Shares issued in reinvestment of distributions .......... 50 546 954 10,334
Shares redeemed ............................... (5,429) (59,936) — —
Net increase (decrease) .......................... — $(390) 14,028 $160,366
Year ended August 31, 2025
Shares sold ................................... — $10 — $5
Shares issued on reorganization .................... 1,073 11,468 — —
Shares redeemed ............................... (1,073) (11,468) — —
Net increase (decrease) .......................... — $10 — $5
Class R4
Class R4 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 1,264 $14,064 14,944 $173,147
Shares issued in reinvestment of distributions .......... 32 359 1,003 11,014
Shares redeemed ............................... (5) (59) (5) (58)
Net increase (decrease) .......................... 1,291 $14,364 15,942 $184,103
Year ended August 31, 2025
Shares sold ................................... 221 $2,353 119 $1,307
Shares issued in reinvestment of distributions .......... 14 151 26 275
Shares issued on reorganization .................... 1,085 11,664 — —
Shares redeemed ............................... (1,276) (13,714) (8) (93)
Net increase (decrease) .......................... 44 $454 137 $1,489
Class R5
Class R5 Shares:
Six Months ended February 28, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended August 31, 2025
Shares sold ................................... — $10 — $5
Shares issued on reorganization .................... 1,077 11,620 — —
Shares redeemed ............................... (1,077) (11,620) — —
Net increase (decrease) .......................... — $10 — $5
Class R6
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
Maturity Fund
Putnam Retirement Advantage
2030 Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 375,887 $4,220,273 850,770 $9,440,647
Shares issued in reinvestment of distributions .......... 79,261 882,511 195,852 2,132,830
Shares redeemed ............................... (240,309) (2,687,013) (303,143) (3,381,661)
Net increase (decrease) .......................... 214,839 $2,415,771 743,479 $8,191,816
Year ended August 31, 2025
Shares sold ................................... 992,863 $10,647,372 1,321,973 $14,374,372
Shares issued in reinvestment of distributions .......... 86,633 795,109 132,876 1,385,893
Shares issued on reorganization .................... 1,594,063 17,247,760 — —
Shares redeemed ............................... (958,392) (10,151,746) (1,080,059) (11,704,345)
Net increase (decrease) .......................... 1,715,167 $18,538,495 374,790 $4,055,920
Class Y
Class Y Shares:
Six Months ended February 28, 2026
Shares sold ................................... 4,436 $50,000 1,028 $11,221
Shares issued in reinvestment of distributions .......... 70 766 2,872 31,277
Shares redeemed ............................... — — (27,111) (309,333)
Net increase (decrease) .......................... 4,506 $50,766 (23,211) $(266,835)
Year ended August 31, 2025
Shares sold ................................... 572 $6,202 10,567 $116,824
Shares issued in reinvestment of distributions .......... 74 782 3,534 36,861
Shares issued on reorganization .................... 1,652 17,822 — —
Shares redeemed ............................... (1,652) (17,822) (25,454) (273,100)
Net increase (decrease) .......................... 646 $6,984 (11,353) $(119,415)
Putnam Retirement Advantage
2035 Fund
Putnam Retirement Advantage
2040 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended February 28, 2026
Shares sold
a
................................... 54,995 $633,722 29,212 $352,035
Shares issued in reinvestment of distributions .......... 60,629 676,623 54,140 613,405
Shares redeemed ............................... (24,014) (287,078) (9,959) (121,448)
Net increase (decrease) .......................... 91,610 $1,023,267 73,393 $843,992
Year ended August 31, 2025
Shares sold
a
................................... 365,503 $4,039,197 378,667 $4,227,254
Shares issued in reinvestment of distributions .......... 27,728 296,139 9,642 104,132
Shares redeemed ............................... (89,401) (997,509) (23,893) (265,671)
Net increase (decrease) .......................... 303,830 $3,337,827 364,416 $4,065,715
Class C
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
2035 Fund
Putnam Retirement Advantage
2040 Fund
Shares Amount Shares Amount
Class C Shares:
Six Months ended February 28, 2026
Shares sold ................................... — $— 148 $1,790
Shares issued in reinvestment of distributions .......... 75 871 388 4,475
Shares redeemed
a
.............................. (8) (100) (6) (75)
Net increase (decrease) .......................... 67 $771 530 $6,190
Year ended August 31, 2025
Shares sold ................................... 3,313 $37,483 18,790 $209,017
Shares issued in reinvestment of distributions .......... 875 9,271 423 4,558
Shares redeemed
a
.............................. (15,123) (171,727) (21,226) (248,356)
Net increase (decrease) .......................... (10,935) $(124,973) (2,013) $(34,781)
Class R
Class R Shares:
Six Months ended February 28, 2026
Shares sold ................................... 21,155 $252,343 15,204 $185,760
Shares issued in reinvestment of distributions .......... 1,361 15,176 908 10,296
Shares redeemed ............................... (7,121) (86,375) (6,955) (86,805)
Net increase (decrease) .......................... 15,395 $181,144 9,157 $109,251
Year ended August 31, 2025
Shares sold ................................... — $5 12 $164
Net increase (decrease) .......................... — $5 12 $164
Class R3
Class R3 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 6,780 $81,653 4,658 $58,255
Shares issued in reinvestment of distributions .......... 312 3,495 526 5,969
Shares redeemed ............................... (3,589) (43,684) — —
Net increase (decrease) .......................... 3,503 $41,464 5,184 $64,224
Year ended August 31, 2025
Shares sold ................................... — $5 — $14
Net increase (decrease) .......................... — $5 — $14
Class R4
Class R4 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 27,432 $332,682 1,145 $13,840
Shares issued in reinvestment of distributions .......... 3,064 34,283 586 6,671
Shares redeemed ............................... (29) (340) (750) (9,255)
Net increase (decrease) .......................... 30,467 $366,625 981 $11,256
Year ended August 31, 2025
Shares sold ................................... 1,172 $13,109 660 $7,563
Shares issued in reinvestment of distributions .......... 222 2,375 312 3,381
Shares redeemed ............................... (775) (8,411) (1,282) (14,633)
Net increase (decrease) .......................... 619 $7,073 (310) $(3,689)
Class R5
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
2035 Fund
Putnam Retirement Advantage
2040 Fund
Shares Amount Shares Amount
Class R5 Shares:
Six Months ended February 28, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended August 31, 2025
Shares sold ................................... — $5 — $14
Net increase (decrease) .......................... — $5 — $14
Class R6
Class R6 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 565,842 $6,550,767 408,911 $4,868,577
Shares issued in reinvestment of distributions .......... 277,888 3,120,684 303,304 3,460,703
Shares redeemed ............................... (235,339) (2,790,279) (160,536) (1,939,269)
Net increase (decrease) .......................... 608,391 $6,881,172 551,679 $6,390,011
Year ended August 31, 2025
Shares sold ................................... 1,561,028 $17,494,992 1,154,772 $13,403,718
Shares issued in reinvestment of distributions .......... 162,255 1,740,998 185,973 2,017,809
Shares redeemed ............................... (579,518) (6,474,895) (526,073) (6,011,497)
Net increase (decrease) .......................... 1,143,765 $12,761,095 814,672 $9,410,030
Class Y
Class Y Shares:
Six Months ended February 28, 2026
Shares sold ................................... 10,669 $122,193 41 $501
Shares issued in reinvestment of distributions .......... 775 8,694 781 8,909
Shares redeemed ............................... (2) (25) — —
Net increase (decrease) .......................... 11,442 $130,862 822 $9,410
Year ended August 31, 2025
Shares sold ................................... 2,950 $32,529 5,052 $58,115
Shares issued in reinvestment of distributions .......... 199 2,130 469 5,082
Shares redeemed ............................... (1,255) (13,742) (2,022) (22,543)
Net increase (decrease) .......................... 1,894 $20,917 3,499 $40,654
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
2045 Fund
Putnam Retirement Advantage
2050 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended February 28, 2026
Shares sold
a
................................... 26,632 $343,095 21,515 $275,566
Shares issued in reinvestment of distributions .......... 31,363 379,807 14,497 176,576
Shares redeemed ............................... (10,858) (141,157) (7,202) (90,389)
Net increase (decrease) .......................... 47,137 $581,745 28,810 $361,753
Year ended August 31, 2025
Shares sold
a
................................... 172,118 $2,037,773 89,232 $1,040,024
Shares issued in reinvestment of distributions .......... 5,494 62,630 4,320 48,473
Shares redeemed ............................... (14,623) (171,614) (24,755) (285,103)
Net increase (decrease) .......................... 162,989 $1,928,789 68,797 $803,394
Class C
Class C Shares:
Six Months ended February 28, 2026
Shares sold ................................... 353 $4,554 432 $5,537
Shares issued in reinvestment of distributions .......... 279 3,449 325 3,939
Shares redeemed
a
.............................. (896) (11,345) (10) (124)
Net increase (decrease) .......................... (264) $(3,342) 747 $9,352
Year ended August 31, 2025
Shares sold ................................... 4,983 $59,698 2,616 $30,636
Shares issued in reinvestment of distributions .......... 583 6,645 102 1,145
Shares redeemed
a
.............................. (14,421) (179,031) (411) (4,908)
Net increase (decrease) .......................... (8,855) $(112,688) 2,307 $26,873
Class R
Class R Shares:
Six Months ended February 28, 2026
Shares sold ................................... 18,146 $237,767 48,513 $632,426
Shares issued in reinvestment of distributions .......... 3,459 41,787 4,797 58,382
Shares redeemed ............................... (1,296) (17,025) — —
Net increase (decrease) .......................... 20,309 $262,529 53,310 $690,808
Year ended August 31, 2025
Shares sold ................................... 2,030 $24,209 60 $750
Shares issued in reinvestment of distributions .......... 632 7,215 — —
Shares redeemed ............................... (1,759) (20,795) — 3
Net increase (decrease) .......................... 903 $10,629 60 $753
Class R3
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
2045 Fund
Putnam Retirement Advantage
2050 Fund
Shares Amount Shares Amount
Class R3 Shares:
Six Months ended February 28, 2026
Shares sold ................................... — $— 721 $9,571
Shares issued in reinvestment of distributions .......... — — 71 861
Net increase (decrease) .......................... — $— 792 $10,432
Year ended August 31, 2025
Shares sold ................................... — $10 — $—
Shares redeemed ............................... — — — 6
Net increase (decrease) .......................... — $10 — $6
Class R4
Class R4 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 1,235 $16,343 522 $6,691
Shares issued in reinvestment of distributions .......... 199 2,426 491 6,004
Shares redeemed ............................... (4,429) (59,176) (36) (463)
Net increase (decrease) .......................... (2,995) $(40,407) 977 $12,232
Year ended August 31, 2025
Shares sold ................................... 30 $410 1,182 $13,864
Shares issued in reinvestment of distributions .......... 255 2,924 295 3,322
Shares redeemed ............................... (91) (1,059) (2,790) (32,444)
Net increase (decrease) .......................... 194 $2,275 (1,313) $(15,258)
Class R5
Class R5 Shares:
Six Months ended February 28, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended August 31, 2025
Shares sold ................................... — $10 — $—
Shares redeemed ............................... — — — 6
Net increase (decrease) .......................... — $10 — $6
Class R6
Class R6 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 350,831 $4,486,142 310,733 $4,011,166
Shares issued in reinvestment of distributions .......... 208,242 2,540,553 189,850 2,329,458
Shares redeemed ............................... (158,386) (2,040,136) (143,792) (1,851,445)
Net increase (decrease) .......................... 400,687 $4,986,559 356,791 $4,489,179
Year ended August 31, 2025
Shares sold ................................... 755,442 $9,009,592 697,012 $8,255,241
Shares issued in reinvestment of distributions .......... 85,254 977,014 92,984 1,048,860
Shares redeemed ............................... (324,918) (3,938,346) (299,668) (3,559,538)
Net increase (decrease) .......................... 515,778 $6,048,260 490,328 $5,744,563
Class Y
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
2045 Fund
Putnam Retirement Advantage
2050 Fund
Shares Amount Shares Amount
Class Y Shares:
Six Months ended February 28, 2026
Shares sold ................................... 16,651 $220,752 4,018 $50,427
Shares issued in reinvestment of distributions .......... 3,719 45,294 307 3,763
Shares redeemed ............................... (888) (11,698) (7,346) (98,725)
Net increase (decrease) .......................... 19,482 $254,348 (3,021) $(44,535)
Year ended August 31, 2025
Shares sold ................................... 5,180 $61,996 11,535 $140,278
Shares issued in reinvestment of distributions .......... 734 8,402 179 2,012
Shares redeemed ............................... (1,275) (15,035) (1,409) (16,448)
Net increase (decrease) .......................... 4,639 $55,363 10,305 $125,842
Putnam Retirement Advantage
2055 Fund
Putnam Retirement Advantage
2060 Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended February 28, 2026
Shares sold
a
................................... 21,821 $295,295 29,069 $391,440
Shares issued in reinvestment of distributions .......... 19,995 257,734 15,061 195,657
Shares redeemed ............................... (4,278) (56,478) (28,508) (382,742)
Net increase (decrease) .......................... 37,538 $496,551 15,622 $204,355
Year ended August 31, 2025
Shares sold
a
................................... 153,850 $1,879,394 123,099 $1,497,809
Shares issued in reinvestment of distributions .......... 3,304 39,025 2,794 32,859
Shares redeemed ............................... (18,642) (238,934) (8,217) (101,708)
Net increase (decrease) .......................... 138,512 $1,679,485 117,676 $1,428,960
Class C
Class C Shares:
Six Months ended February 28, 2026
Shares sold ................................... 4,839 $66,554 682 $9,121
Shares issued in reinvestment of distributions .......... 1,040 13,294 237 3,060
Shares redeemed
a
.............................. (107) (1,377) (4,261) (56,930)
Net increase (decrease) .......................... 5,772 $78,471 (3,342) $(44,749)
Year ended August 31, 2025
Shares sold ................................... 1,598 $19,515 3,270 $39,668
Shares issued in reinvestment of distributions .......... 437 5,136 204 2,372
Shares redeemed
a
.............................. (3,055) (39,841) (1,348) (16,799)
Net increase (decrease) .......................... (1,020) $(15,190) 2,126 $25,241
Class R
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
2055 Fund
Putnam Retirement Advantage
2060 Fund
Shares Amount Shares Amount
Class R Shares:
Six Months ended February 28, 2026
Shares sold ................................... 4,043 $56,542 9,037 $125,565
Shares issued in reinvestment of distributions .......... 307 3,951 841 10,851
Shares redeemed ............................... (895) (12,327) (2) (28)
Net increase (decrease) .......................... 3,455 $48,166 9,876 $136,388
Year ended August 31, 2025
Shares sold ................................... — $19 476 $5,776
Shares issued in reinvestment of distributions .......... — — 9 102
Shares redeemed ............................... — — (5) (62)
Net increase (decrease) .......................... — $19 480 $5,816
Class R3
Class R3 Shares:
Six Months ended February 28, 2026
Shares sold ................................... — $— 258 $3,527
Shares issued in reinvestment of distributions .......... — — 19 242
Net increase (decrease) .......................... — $— 277 $3,769
Year ended August 31, 2025
Shares sold ................................... — $20 — $12
Net increase (decrease) .......................... — $20 — $12
Class R4
Class R4 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 18,990 $265,802 12,626 $181,982
Shares issued in reinvestment of distributions .......... 1,999 25,868 1,180 15,803
Shares redeemed ............................... (857) (12,020) (126) (1,796)
Net increase (decrease) .......................... 20,132 $279,650 13,680 $195,989
Year ended August 31, 2025
Shares sold ................................... 839 $10,424 457 $5,740
Shares issued in reinvestment of distributions .......... 116 1,378 18 217
Shares redeemed ............................... (550) (6,580) (117) (1,340)
Net increase (decrease) .......................... 405 $5,222 358 $4,617
Class R5
Class R5 Shares:
Six Months ended February 28, 2026
Shares sold ................................... — $— — $—
Net increase (decrease) .......................... — $— — $—
Year ended August 31, 2025
Shares sold ................................... — $20 — $13
Net increase (decrease) .......................... — $20 — $13
Class R6
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
2055 Fund
Putnam Retirement Advantage
2060 Fund
Shares Amount Shares Amount
Class R6 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 258,795 $3,512,009 213,938 $2,914,875
Shares issued in reinvestment of distributions .......... 118,486 1,536,763 77,933 1,017,806
Shares redeemed ............................... (54,930) (745,592) (45,669) (619,635)
Net increase (decrease) .......................... 322,351 $4,303,180 246,202 $3,313,046
Year ended August 31, 2025
Shares sold ................................... 632,024 $7,908,893 389,931 $4,776,310
Shares issued in reinvestment of distributions .......... 59,464 705,241 33,294 392,867
Shares redeemed ............................... (296,229) (3,723,255) (153,102) (1,921,322)
Net increase (decrease) .......................... 395,259 $4,890,879 270,123 $3,247,855
Class Y
Class Y Shares:
Six Months ended February 28, 2026
Shares sold ................................... 17 $240 149 $2,080
Shares issued in reinvestment of distributions .......... 905 11,727 56 736
Shares redeemed ............................... (2) (24) (593) (8,157)
Net increase (decrease) .......................... 920 $11,943 (388) $(5,341)
Year ended August 31, 2025
Shares sold ................................... 9,015 $109,880 489 $6,003
Shares issued in reinvestment of distributions .......... 11 127 42 498
Shares redeemed ............................... (2) (25) (122) (1,430)
Net increase (decrease) .......................... 9,024 $109,982 409 $5,071
Putnam Retirement Advantage
2065 Fund
Putnam Retirement Advantage
2070 Fund
b
Shares Amount Shares Amount
Class A
Class A Shares:
Six Months ended February 28, 2026
Shares sold
a
................................... 17,387 $247,503 20,272 $217,149
Shares issued in reinvestment of distributions .......... 5,956 81,722 447 4,876
Shares redeemed ............................... (36,871) (510,363) (5) (50)
Net increase (decrease) .......................... (13,528) $(181,138) 20,714 $221,975
Year ended August 31, 2025
Shares sold
a
................................... 61,943 $779,362 2,896 $29,678
Shares issued in reinvestment of distributions .......... 2,723 33,198 — —
Shares redeemed ............................... (42,675) (607,549) — —
Net increase (decrease) .......................... 21,991 $205,011 2,896 $29,678
Class C
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
2065 Fund
Putnam Retirement Advantage
2070 Fund
b
Shares Amount Shares Amount
Class C Shares:
Six Months ended February 28, 2026
Shares sold ................................... 637 $8,830 — $—
Shares issued in reinvestment of distributions .......... 357 4,843 17 190
Shares redeemed
a
.............................. (32) (453) — —
Net increase (decrease) .......................... 962 $13,220 17 $190
Year ended August 31, 2025
Shares sold ................................... 2,872 $36,072 1,000 $10,000
Shares issued in reinvestment of distributions .......... 267 3,223 — —
Shares redeemed
a
.............................. (2,329) (36,080) — —
Net increase (decrease) .......................... 810 $3,215 1,000 $10,000
Class R
Class R Shares:
Six Months ended February 28, 2026
Shares sold ................................... — $— — $—
Shares issued in reinvestment of distributions .......... 33 452 19 205
Net increase (decrease) .......................... 33 $452 19 $205
Year ended August 31, 2025
Shares sold ................................... 110 $1,429 1,000 $10,000
Shares issued in reinvestment of distributions .......... 24 296 — —
Shares redeemed ............................... — (1,153) — —
Net increase (decrease) .......................... 134 $572 1,000 $10,000
Class R3
Class R3 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 360 $5,111 — $—
Shares issued in reinvestment of distributions .......... 9 128 20 214
Net increase (decrease) .......................... 369 $5,239 20 $214
Year ended August 31, 2025
Shares sold ................................... — $478 1,000 $10,000
Shares redeemed ............................... — 174,078 — —
Net increase (decrease) .......................... — $174,556 1,000 $10,000
Class R4
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Retirement Advantage
2065 Fund
Putnam Retirement Advantage
2070 Fund
b
Shares Amount Shares Amount
Class R4 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 1,009 $14,373 2,933 $32,617
Shares issued in reinvestment of distributions .......... 408 5,620 80 868
Shares redeemed ............................... (65) (925) — —
Net increase (decrease) .......................... 1,352 $19,068 3,013 $33,485
Year ended August 31, 2025
Shares sold ................................... 2,133 $27,261 1,000 $10,000
Shares issued in reinvestment of distributions .......... 281 3,435 — —
Shares redeemed ............................... (2,133) (31,079) — —
Net increase (decrease) .......................... 281 $(383) 1,000 $10,000
Class R5
Class R5 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 104 $1,484 — $—
Shares issued in reinvestment of distributions .......... 10 147 21 230
Shares redeemed ............................... (1) (15) — —
Net increase (decrease) .......................... 113 $1,616 21 $230
Year ended August 31, 2025
Shares sold ................................... 76 $999 1,000 $10,000
Shares redeemed ............................... — (846) — —
Net increase (decrease) .......................... 76 $153 1,000 $10,000
Class R6
Class R6 Shares:
Six Months ended February 28, 2026
Shares sold ................................... 87,078 $1,242,138 398 $4,433
Shares issued in reinvestment of distributions .......... 13,328 183,935 2,004 21,887
Shares redeemed ............................... (28,234) (403,384) — —
Net increase (decrease) .......................... 72,172 $1,022,689 2,402 $26,320
Year ended August 31, 2025
Shares sold ................................... 147,404 $1,884,452 93,000 $930,000
Shares issued in reinvestment of distributions .......... 4,338 53,101 — —
Shares redeemed ............................... (28,056) (465,182) — —
Net increase (decrease) .......................... 123,686 $1,472,371 93,000 $930,000
Class Y
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers, directors, and/or trustees of certain of the FT Underlying Funds and of the following subsidiaries:
a. Management Fees
Each Fund pays Advisers a management fee. The fee for each Fund is calculated and paid monthly based on an annual rate and the Fund’s average net assets for the month. For Putnam Retirement Advantage Maturity Fund, the annual rate is 0.36%.
For each of the other Funds, the annual rate is based on the number of years remaining (determined as of September 30th of each year and applicable through September 30th of the following year) until the date referenced in the Fund’s name (the
“Target Date”). “Average net assets” means the average of all of the determinations of a Fund’s net asset value at the close of business on each business day during each month. The annual rate for each Fund for the reporting period were:
Putnam Retirement Advantage
2065 Fund
Putnam Retirement Advantage
2070 Fund
b
Shares Amount Shares Amount
Class Y Shares:
Six Months ended February 28, 2026
Shares sold ................................... 379 $5,421 — $—
Shares issued in reinvestment of distributions .......... 212 2,927 21 231
Shares redeemed ............................... (2) (25) — —
Net increase (decrease) .......................... 589 $8,323 21 $231
Year ended August 31, 2025
Shares sold ................................... 2,758 $34,194 1,000 $10,000
Shares issued in reinvestment of distributions .......... 15 181 — —
Shares redeemed ............................... (391) (7,914) — —
Net increase (decrease) .......................... 2,382 $26,461 1,000 $10,000
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period August 1, 2025 (commencement of operations) to August 31, 2025.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Gross effective investment management fee rate ........ 0.360% 0.373% 0.383%
2. Shares of Beneficial Interest
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Advisers retained Putnam Management as subadvisor for the Funds. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Funds. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Funds, which may include a mark-up not to exceed 15%
over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Funds. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Funds have adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Funds. The Plans provide payments by the Funds to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Funds at the following annual rate (Approved %) of the average net assets attributable to each class.
Putnam
Retirement
Advantage 2040
Fund
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Gross effective investment management fee rate ........ 0.393% 0.403% 0.414%
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Putnam
Retirement
Advantage 2065
Fund
Gross effective investment management fee rate ........ 0.423% 0.434% 0.443%
Putnam
Retirement
Advantage 2070
Fund
Gross effective investment management fee rate ........ 0.450%
Maximum % Approved %
Class A ...................................................................... 0.35% 0.25%
Class C ...................................................................... 1.00% 1.00%
Class R ...................................................................... 1.00% 0.50%
Class R3 ..................................................................... 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to each Fund and receives fees for investor servicing at the following Class specific rates.
f. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or an affiliate of Advisers). As defined in the
1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25%
or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $16 $255 $3,257 $1,126
CDSC retained ........................... $— $— $9 $57
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $950 $1,162 $462 $419
CDSC retained ........................... $113 $21 $30 $41
Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $897 $—
Maximum %
Class A ..................................................................................... 0.125%
Class C ..................................................................................... 0.125%
Class R ..................................................................................... 0.275%
Class R3 .................................................................................... 0.275%
Class R4 .................................................................................... 0.275%
Class R5 .................................................................................... 0.125%
Class R6 .................................................................................... 0.025%
Class Y ..................................................................................... 0.125%
3. Transactions with Affiliates
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
such Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the Underlying
Funds, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by the Underlying Funds.
For certain Funds, and specific classes of shares within those Funds, the acquired fund fee and expense waiver may exceed the contractually capped net expense ratio of a share class, resulting in a negative net expense ratio for that share class.
When there is a significant concentration of shareholder investments in share classes with negative net expense ratios, this may result in negative total expenses, as disclosed in the Statements of Operations.
Investments in FT Underlying Funds for the period ended February 28, 2026, were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage Maturity Fund
Non-Controlled Affiliates
Putnam Multi-Asset Income Fund,
Class P ................. $ 38,511,374 $ 5,142,771 $ (3,275,491) $ 332,479 $ 1,483,077 $ 42,194,210 3,643,714 $ 765,324
Putnam Short Term Investment
Fund, Class P, 3.852% ....... 2,407,489 612,532 (361,066) — — 2,658,955 2,658,955 50,361
Total Non-Controlled Affiliates $40,918,863 $5,755,303 $(3,636,557) $332,479 $1,483,077 $44,853,165 $815,685
Total Affiliated Securities .... $40,918,863 $5,755,303 $(3,636,557) $332,479 $1,483,077 $44,853,165 $815,685
Putnam Retirement Advantage 2030 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 9,070,283 2,313,228 (3,875,696) (65,264) 186,102 7,628,653 438,933 448,681
a
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... 20,642,745 9,199,395 (2,823,610) 136,731 418,461 27,573,722 2,403,986 704,592
a
Putnam Multi-Asset Income Fund,
Class P ................. 6,854,245 2,739,062 (922,805) 72,777 270,267 9,013,546 778,372 143,701
Putnam Short Term Investment
Fund, Class P, 3.852% ....... 2,279,591 881,833 (378,757) — — 2,782,667 2,782,667 47,956
Total Non-Controlled Affiliates $38,846,864 $15,133,518 $(8,000,868) $144,244 $874,830 $46,998,588 $1,344,930
Total Affiliated Securities .... $38,846,864 $15,133,518 $(8,000,868) $144,244 $874,830 $46,998,588 $1,344,930
Putnam Retirement Advantage 2035 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 40,519,404 9,289,339 (5,265,828) 745,628 (126,346) 45,162,197 2,598,515 2,384,913
a
Putnam Dynamic Asset Allocation
Conservative Fund, Class P .... 1,353,220 1,345,671 (157,253) 5,047 42,398 2,589,083 225,727 60,589
a
Putnam Multi-Asset Income Fund,
Class P ................. 1,496,536 1,377,365 (211,829) 7,010 92,175 2,761,257 238,451 39,763
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage 2035 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Short Term Investment
Fund, Class P, 3.852% ....... $ 2,071,459 $ 637,710 $ (259,807) $ — $ — $ 2,449,362 2,449,362 $ 44,988
Total Non-Controlled Affiliates $45,440,619 $12,650,085 $(5,894,717) $757,685 $8,227 $52,961,899 $2,530,253
Total Affiliated Securities .... $45,440,619 $12,650,085 $(5,894,717) $757,685 $8,227 $52,961,899 $2,530,253
Putnam Retirement Advantage 2040 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 19,040,470 6,121,257 (1,225,429) 88,844 212,990 24,238,132 1,394,599 1,209,105
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 18,301,119 3,647,243 (3,166,826) 214,973 243,454 19,239,963 849,446 1,225,671
a
Putnam Short Term Investment
Fund, Class P, 3.852% ....... 1,300,177 402,621 (160,810) — — 1,541,988 1,541,988 28,413
Total Non-Controlled Affiliates $38,641,766 $10,171,121 $(4,553,065) $303,817 $456,444 $45,020,083 $2,463,189
Total Affiliated Securities .... $38,641,766 $10,171,121 $(4,553,065) $303,817 $456,444 $45,020,083 $2,463,189
a
Putnam Retirement Advantage 2045 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Balanced Fund, Class P ...... 1,816,496 1,159,187 (186,286) 3,700 27,963 2,821,060 162,316 129,122
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 24,344,356 6,455,892 (2,826,267) 669,748 (42,463) 28,601,266 1,262,749 1,739,986
a
Putnam Short Term Investment
Fund, Class P, 3.852% ....... 680,709 338,227 (141,366) — — 877,570 877,570 15,618
Total Non-Controlled Affiliates $26,841,561 $7,953,306 $(3,153,919) $673,448 $(14,500) $32,299,896 $1,884,726
Total Affiliated Securities .... $26,841,561 $7,953,306 $(3,153,919) $673,448 $(14,500) $32,299,896 $1,884,726
a
Putnam Retirement Advantage 2050 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 3,428,178 730,869 (857,537) 106,868 101,567 3,509,945 202,653 140,140
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 22,084,327 6,563,447 (1,895,121) 390,534 183,878 27,327,065 1,206,493 1,688,259
a
Putnam Short Term Investment
Fund, Class P, 3.852% ....... 273,936 215,851 (100,723) — — 389,064 389,064 6,938
Total Non-Controlled Affiliates $25,786,441 $7,510,167 $(2,853,381) $497,402 $285,445 $31,226,074 $1,835,337
Total Affiliated Securities .... $25,786,441 $7,510,167 $(2,853,381) $497,402 $285,445 $31,226,074 $1,835,337
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage 2055 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ $ 6,455,324 $ 1,754,623 $ (850,634) $ 97,745 $ 327,681 $ 7,784,739 449,465 $ 285,100
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 11,068,141 4,129,632 (567,990) 48,855 249,725 14,928,363 659,089 883,871
a
Putnam Short Term Investment
Fund, Class P, 3.852% ....... 82,523 154,106 (137,734) — — 98,895 98,895 1,774
Total Non-Controlled Affiliates $17,605,988 $6,038,361 $(1,556,358) $146,600 $577,406 $22,811,997 $1,170,745
Total Affiliated Securities .... $17,605,988 $6,038,361 $(1,556,358) $146,600 $577,406 $22,811,997 $1,170,745
a
Putnam Retirement Advantage 2060 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 8,111,516 2,530,246 (1,001,278) 198,310 338,370 10,177,164 587,596 364,906
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 5,108,645 2,169,573 (457,405) 62,207 70,995 6,954,015 307,021 409,422
a
Putnam Short Term Investment
Fund, Class P, 3.852% ....... 64,409 132,204 (128,187) — — 68,426 68,426 1,268
Total Non-Controlled Affiliates $13,284,570 $4,832,023 $(1,586,870) $260,517 $409,365 $17,199,605 $775,596
Total Affiliated Securities .... $13,284,570 $4,832,023 $(1,586,870) $260,517 $409,365 $17,199,605 $775,596
a
Putnam Retirement Advantage 2065 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 2,576,919 1,316,842 (761,216) 57,820 116,017 3,306,382 190,900 127,528
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 706,700 392,031 (206,421) 6,410 9,506 908,226 40,098 59,653
a
Putnam Short Term Investment
Fund, Class P, 3.852% ....... 11,167 22,267 (13,858) — — 19,576 19,576 327
Total Non-Controlled Affiliates $3,294,786 $1,731,140 $(981,495) $64,230 $125,523 $4,234,184 $187,508
Total Affiliated Securities .... $3,294,786 $1,731,140 $(981,495) $64,230 $125,523 $4,234,184 $187,508
a
Putnam Retirement Advantage 2070 Fund
Non-Controlled Affiliates
Putnam Dynamic Asset Allocation
Equity Fund, Class P ........ 828,824 239,685 (37,368) 3,633 55,403 1,090,177 62,943 41,396
a
Putnam Dynamic Asset Allocation
Growth Fund, Class P ........ 226,890 75,973 (9,667) 658 5,188 299,042 13,203 19,367
a
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Waiver and Expense Reimbursements
Advisers has contractually agreed to waive fees and/or reimburse expenses of each class of shares of each Fund through at least December 30, 2028, in an amount sufficient to result in total annual fund operating expenses for the following class shares of the Funds (exclusive of payments under the Funds' distribution plans, brokerage, interest, taxes, investment-related expenses, acquired fund fees and extraordinary expenses) that equal the following annual rates of the Funds' average net assets.
Advisers has contractually agreed to waive fees and/or reimburse expenses of each fund through at least December 30, 2028, in an amount equal to the Funds' acquired fund fees and expenses.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Putnam Retirement Advantage 2070 Fund (continued)
Non-Controlled Affiliates
(continued)
Putnam Short Term Investment
Fund, Class P, 3.852% ....... $ 5,117 $ 2,563 $ (1,119) $ — $ — $ 6,561 6,561 $ 125
Total Non-Controlled Affiliates $1,060,831 $318,221 $(48,154) $4,291 $60,591 $1,395,780 $60,888
Total Affiliated Securities .... $1,060,831 $318,221 $(48,154) $4,291 $60,591 $1,395,780 $60,888
a
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
Annual rates
Class A ..................................................................................... 0.55%
Class C ..................................................................................... 0.55%
Class R ..................................................................................... 0.70%
Class R3 .................................................................................... 0.70%
Class R4 .................................................................................... 0.70%
Class R5 .................................................................................... 0.55%
Class R6 .................................................................................... 0.45%
Class Y ..................................................................................... 0.55%
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Long term ............................. $ 22,748 * $ 62,378 $ 74,457 $ 56,282
3. Transactions with Affiliates
(continued)
f. Investments in FT Underlying Funds
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At February 28, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales, non-deductible expenses and regulated investment companies.
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
1 1 1 1 1
Capital loss carryforwards not subject to expiration:
Long term ............................. $ 52,868 $ 17,155 $ 5,404 $ 6,209
*Includes $23,440 from the merged Putnam Retirement Advantage 2025 Fund which may be carried over to offset future capital gains, subject to certain limitations.
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
a a a a a
Cost of investments ....................... $42,240,591 $45,285,797 $51,698,220 $43,285,726
Unrealized appreciation ..................... $2,868,194 $1,869,882 $1,849,476 $1,842,255
Unrealized depreciation ..................... (255,620) (157,091) (585,797) (107,898)
Net unrealized appreciation (depreciation) ....... $2,612,574 $1,712,791 $1,263,679 $1,734,357
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
a a a a a
Cost of investments ....................... $30,201,751 $29,264,319 $21,182,954 $15,729,694
Unrealized appreciation ..................... $2,347,040 $2,086,065 $1,653,082 $1,496,022
Unrealized depreciation ..................... (248,895) (124,310) (24,039) (26,111)
Net unrealized appreciation (depreciation) ....... $2,098,145 $1,961,755 $1,629,043 $1,469,911
Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
a a a
Cost of investments ....................... $3,861,899 $1,294,054
Unrealized appreciation ..................... $374,032 $101,726
Unrealized depreciation ..................... (1,747) —
Net unrealized appreciation (depreciation) ....... $372,285 $101,726
4. Income Taxes
(continued)

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2026, were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2026, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Schedules of Investments.
7. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Funds' investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
Putnam
Retirement
Advantage
Maturity Fund
Putnam
Retirement
Advantage 2030
Fund
Putnam
Retirement
Advantage 2035
Fund
Putnam
Retirement
Advantage 2040
Fund
Purchases .............................. $5,128,077 $14,201,011 $11,966,639 $9,745,432
Sales .................................. $3,303,472 $7,621,531 $5,557,848 $4,400,247
Putnam
Retirement
Advantage 2045
Fund
Putnam
Retirement
Advantage 2050
Fund
Putnam
Retirement
Advantage 2055
Fund
Putnam
Retirement
Advantage 2060
Fund
Purchases .............................. $7,615,079 $7,265,191 $5,852,063 $4,679,203
Sales .................................. $3,012,552 $2,728,930 $1,447,134 $1,458,683
Putnam
Retirement
Advantage 2065
Fund
Putnam
Retirement
Advantage 2070
Fund
Purchases .............................. $1,708,873 $315,657
Sales .................................. $946,213 $47,035

Putnam Target Date Funds
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
8. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
7. Operating Segments
(continued)

Putnam Target Date Funds

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Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

PRAF-SFSOI 04/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Target Date Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	April 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	April 29, 2026